UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04852

Victory Portfolios
(Exact name of registrant as specified in charter)

4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio		44144
(Address of principal executive offices)		(Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, Ohio 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		800-539-3863

Date of fiscal year end:	June 30

Date of reporting period:	March 31, 2018

Item 1. Schedule of Investments.

Victory Portfolios	Schedule of Portfolio Investments
Victory Integrity Discovery Fund	March 31, 2018
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (97.8%)

Banks (24.2%):
Atlantic Capital Bancshares, Inc.(a)	64,300	$1,164
Banc of California, Inc.	48,300	932
Bridge Bancorp, Inc.	37,700	1,265
Enterprise Financial Services Corp.	13,779	646
FB Financial Corp.(a)	20,100	816
Financial Institutions, Inc.	38,800	1,148
First BanCorp	49,050	1,749
First Bank Williamstown NJ	30,000	432
First Foundation, Inc.(a)	68,900	1,277
First Internet Bancorp	32,650	1,208
Franklin Financial Network, Inc.(a)	35,250	1,149
German American BanCorp	44,500	1,484
Green Bancorp, Inc.(a)	37,600	837
Guaranty Bancorp	43,900	1,245
HarborOne BanCorp, Inc.(a)	55,000	971
Heritage Commerce Corp.	82,319	1,357
Heritage Financial Corp.(b)	63,646	1,947
Hometrust Bancshares, Inc.(a)	59,135	1,540
Howard BanCorp, Inc.(a)	59,500	1,178
Independent Bank Corp.	67,460	1,545
Mercantile Bank Corp.	47,550	1,581
Peoples BanCorp, Inc.	39,040	1,384
People’s Utah Bancorp	29,198	943
Seacoast Banking Corp. of Florida(a)	42,850	1,134
Smartfinancial, Inc.(a)	41,800	985
Southern National BanCorp of Virginia, Inc.	84,000	1,331
Sussex BanCorp	11,116	338
Trico Bancshares	44,650	1,662
Univest Corp. of Pennsylvania	55,105	1,526
Washington Trust BanCorp, Inc.	26,100	1,403
		36,177
Capital Markets (2.2%):
Cowen Group, Inc., Class A(a)(b)	108,600	1,434
Diamond Hill Investment Group, Inc.	4,732	977
Ladenburg Thalmann Financial Services, Inc.	254,000	831
		3,242
Consumer Discretionary (17.4%):
Carrols Restaurant Group, Inc.(a)	157,716	1,767
Century Communities, Inc.(a)	47,670	1,428
Del Frisco’s Restaurant Group(a)	76,378	1,165
Entravision Communications Corp.	111,535	524
Gray Television, Inc.(a)	120,536	1,531
Haverty Furniture Cos., Inc.	58,635	1,181
K12, Inc.(a)	78,900	1,119
Kirkland’s, Inc.(a)	103,158	1,000
M/I Homes, Inc.(a)	47,337	1,507
Malibu Boats, Inc., Class A(a)	41,887	1,391
Marcus Corp.	53,740	1,631
MarineMax, Inc.(a)	79,640	1,549
Modine Manufacturing Co.(a)	60,950	1,289
Motorcar Parts of America, Inc.(a)	62,800	1,346
Nautilus, Inc.(a)	71,200	958
Perry Ellis International, Inc.(a)	47,580	1,228
Ruth’s Hospitality Group, Inc.	64,147	1,568
Spartan Motors, Inc.	86,700	1,491
The Buckle, Inc.(b)	37,941	840
Tower International, Inc.	49,900	1,385
		25,898
Consumer Finance (1.3%):
Ezcorp, Inc.(a)	147,671	1,949

Energy (6.8%):
Earthstone Energy, Inc., Class A(a)	145,823	1,476
Highpoint Resources Corp.(a)	178,080	905

See notes to schedules of investments.

Security Description	Shares	Value
Lilis Energy, Inc.(a)(b)	143,952	$571
Mammoth Energy Services, Inc.(a)(b)	26,445	848
Natural Gas Services Group, Inc.(a)	45,939	1,096
Newpark Resources, Inc.(a)(b)	167,345	1,354
Pioneer Energy Services Corp.(a)	351,500	949
Ring Energy, Inc.(a)	111,866	1,605
Sanchez Energy Corp.(a)(b)	235,032	736
Smart Sand, Inc.(a)(b)	20,039	117
Solaris Oilfield Infrastructure, Inc., Class A(a)	37,914	628
		10,285
Health Care (6.0%):
Addus HomeCare Corp.(a)	47,342	2,304
Capital Senior Living Corp.(a)	94,753	1,019
Invacare Corp.(b)	72,779	1,267
LHC Group, Inc.(a)	12,646	778
Orthofix International NV(a)	25,815	1,517
RTI Surgical, Inc.(a)	221,600	1,019
US Physical Therapy, Inc.	14,739	1,198
		9,102
Industrials (15.0%):
ArcBest Corp.(b)	37,860	1,213
Columbus McKinnon Corp.	37,635	1,349
Covenant Transport Group, Inc., Class A(a)	61,438	1,833
CRA International, Inc.	16,400	858
CSW Industrials, Inc.(a)	27,310	1,230
Daseke, Inc.(a)(b)	78,662	770
Ducommon, Inc.(a)	51,565	1,566
DXP Enterprise, Inc.(a)	36,800	1,434
Echo Global Logistics, Inc.(a)	40,379	1,114
Engility Holdings, Inc.(a)	34,580	844
Federal Signal Corp.	37,000	815
Foundation Building Materials, Inc.(a)	56,500	842
Global Brass & Copper Holdings, Inc.	26,207	877
Great Lakes Dredge & Dock Corp.(a)	194,500	895
MYR Group, Inc.(a)	35,950	1,108
NN, Inc.	39,500	948
Orion Group Holdings, Inc.(a)	137,000	903
Park-Ohio Holdings Corp.	20,200	785
SP Plus Corp.(a)	22,845	813
Team, Inc.(a)(b)	63,800	878
Titan International, Inc.	108,585	1,368
		22,443
Information Technology (6.7%):
Calix Networks, Inc.(a)	207,081	1,419
Cohu, Inc.	52,407	1,195
FormFactor, Inc.(a)	56,576	772
Harmonic, Inc.(a)(b)	328,785	1,249
Ichor Holdings Ltd.(a)	27,288	661
Nanometrics, Inc.(a)	40,191	1,081
Neophotonics Corp.(a)(b)	207,202	1,420
Rudolph Technologies, Inc.(a)	42,842	1,187
Ultra Clean Holdings, Inc.(a)	51,759	996
		9,980
Insurance (0.9%):
HCI Group, Inc.(b)	33,800	1,290

Materials (2.5%):
Haynes International, Inc.	43,755	1,624
Ryerson Holding Corp.(a)(b)	134,950	1,100
Schnitzer Steel Industries, Inc.	31,350	1,014
		3,738
Real Estate (7.1%):
Bluerock Residential Growth REIT, Inc.(b)	113,235	962

See notes to schedules of investments.

Security Description	Shares	Value
Cedar Realty Trust, Inc.	282,944	$1,115
Community Healthcare Trust, Inc.	42,280	1,088
Independence Realty Trust, Inc.	124,000	1,138
MedEquities Realty Trust, Inc.	117,600	1,236
NexPoint Residential Trust, Inc.	68,509	1,702
Tier REIT, Inc.	55,200	1,020
Umh Properties, Inc.	82,900	1,112
Urstadt Biddle Properties, Inc., Class A	67,200	1,297
		10,670
Thrifts & Mortgage Finance (7.7%):
Bridgewater Bancshares, Inc.(a)	60,709	793
First Defiance Financial Corp.	18,300	1,049
Home BanCorp, Inc.	28,774	1,242
Homestreet, Inc.(a)	45,261	1,297
Oceanfirst Financial Corp.	56,261	1,505
PCSB Financial Corp.(a)	68,644	1,440
Territorial BanCorp, Inc.	36,800	1,091
United Community Financial Corp.	147,122	1,451
United Financial Bancorp, Inc.	101,800	1,649
		11,517
Total Common Stocks (Cost $118,448)		146,291

Collateral for Securities Loaned (6.3%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 1.76%(c)	1,226,822	1,227
Fidelity Investments Money Market Government Portfolio, Class I, 1.53%(c)	2,741,869	2,742
Fidelity Investments Prime Money Market Portfolio, Class I, 1.74%(c)	1,431,370	1,431
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 1.88%(c)	408,941	409
JPMorgan Prime Money Market Fund, Capital Class, 1.77%(c)	3,680,302	3,680
Total Collateral for Securities Loaned (Cost $9,489)		9,489
Total Investments (Cost $127,937) — 104.1%		155,780
Liabilities in excess of other assets — (4.1)%		(6,201)
NET ASSETS - 100.00%		$149,579

(a)                       Non-income producing security.

(b)                       All or a portion of this security is on loan.

(c)                        Rate periodically changes. Rate disclosed is the daily yield on March 31, 2018.

REIT—Real Estate Investment Trust

See notes to schedules of investments.

Victory Portfolios	Schedule of Portfolio Investments
Victory Integrity Mid-Cap Value Fund	March 31, 2018
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (97.4%)

Consumer Discretionary (11.0%):
Aramark	14,896	$589
Asbury Automotive Group, Inc.(a)	6,784	458
Brunswick Corp.	8,306	493
Cinemark Holdings, Inc.(b)	11,561	436
D.R. Horton, Inc.	7,959	349
Dana Holding Corp.	17,883	461
Kohl’s Corp.	8,085	530
Macy’s, Inc.(b)	23,146	688
Michael Kors Holdings Ltd.(a)(b)	8,927	554
Newell Brands, Inc.	21,183	540
PVH Corp.	3,673	556
Royal Caribbean Cruises Ltd.	4,745	559
TEGNA, Inc.	53,096	604
Wyndham Worldwide Corp.	5,393	617
		7,434
Consumer Staples (3.6%):
Constellation Brands, Inc., Class A	2,297	524
Lamb Weston Holdings, Inc.	11,580	674
Pinnacle Foods, Inc.	8,004	433
Tyson Foods, Inc., Class A	10,292	753
		2,384
Energy (8.9%):
Delek US Holdings, Inc.	13,383	545
Diamondback Energy, Inc.(a)	5,435	688
Marathon Oil Corp.	35,084	566
Nabors Industries Ltd.	71,476	500
Noble Energy, Inc.	21,029	637
Parsley Energy, Inc., Class A(a)	26,025	753
Pioneer Natural Resources Co.	4,237	728
RPC, Inc.(b)	24,407	440
U.S. Silica Holdings, Inc.(b)	20,474	523
WPX Energy, Inc.(a)	39,829	589
		5,969
Financials (20.7%):
Ally Financial, Inc.	33,079	898
American Financial Group, Inc.	7,358	825
Arthur J. Gallagher & Co.	11,538	793
Aspen Insurance Holdings Ltd.	8,439	378
E*TRADE Financial Corp.(a)	16,728	927
Fifth Third BanCorp(b)	29,706	943
First Horizon National Corp.	30,340	571
FNF Group	15,869	635
Hanover Insurance Group, Inc.	4,352	513
Huntington Bancshares, Inc.	51,643	780
Lincoln National Corp.	11,029	806
LPL Financial Holdings, Inc.	7,557	462
PacWest Bancorp	17,280	856
Raymond James Financial, Inc.	7,271	650
SunTrust Banks, Inc.	14,738	1,003
Synovus Financial Corp.	14,573	728
The Allstate Corp.	7,411	703
Voya Financial, Inc.	15,823	799
Zions BanCorp	9,599	506
		13,776
Health Care (7.3%):
Cardinal Health, Inc.	10,442	655
Encompass Health Corp.	10,396	594
Hill-Rom Holdings, Inc.	8,629	751
Laboratory Corp. of America Holdings(a)	4,520	731
Molina Healthcare, Inc.(a)	5,876	477
Perrigo Co. PLC	11,371	948

See notes to schedules of investments.

Security Description	Shares	Value
Zimmer Biomet Holdings, Inc.	6,419	$700
		4,856
Industrials (12.0%):
EMCOR Group, Inc.	5,741	447
Hexcel Corp.	5,311	343
Huntington Ingalls Industries, Inc.	2,042	526
ITT, Inc.	11,760	576
Kansas City Southern	5,339	586
Knight-Swift Transportation Holdings, Inc.(b)	11,730	540
L3 Technologies, Inc.	4,392	914
Navistar International Corp.(a)	12,484	437
Old Dominion Freight Line, Inc.	3,803	559
Oshkosh Corp.	5,675	439
Owens Corning, Inc.	4,738	381
Spirit Aerosystems Holdings, Inc., Class A	5,668	474
Stanley Black & Decker, Inc.	4,269	654
Timken Co.	13,650	622
XPO Logistics, Inc.(a)	4,690	477
		7,975
Information Technology (8.2%):
Arrow Electronics, Inc.(a)	7,879	607
CACI International, Inc., Class A(a)	2,921	442
Ciena Corp.(a)	20,365	527
Cypress Semiconductor Corp.(b)	28,596	485
Flextronics International Ltd.(a)	27,807	454
HP, Inc.	22,629	496
Marvell Technology Group Ltd.	19,951	419
Nuance Communications, Inc.(a)	31,420	495
ON Semiconductor Corp.(a)	16,444	402
Teradata Corp.(a)	14,091	559
Western Digital Corp.	6,900	637
		5,523
Materials (7.5%):
Alcoa, Inc.	7,487	337
Allegheny Technologies, Inc.(a)	24,694	585
Cabot Corp.	7,834	437
Carpenter Technology Corp.	9,677	427
Ferro Corp.(a)	22,554	523
Freeport-McMoRan, Inc.	38,055	668
Martin Marietta Materials, Inc.	2,619	543
Olin Corp.	13,785	419
Westlake Chemical Corp.	4,246	472
WestRock Co.	9,534	612
		5,023
Real Estate (9.3%):
American Campus Communities, Inc.	18,714	723
Camden Property Trust	9,200	774
DDR Corp.	94,812	695
Duke Realty Investments, Inc.	30,700	813
Forest City Realty Trust, Inc., Class A	16,179	328
HCP, Inc.	22,802	530
Host Hotels & Resorts, Inc.	38,918	725
Kimco Realty Corp.	31,145	448
Prologis, Inc.	9,603	605
Welltower, Inc.	9,808	534
		6,175
Telecommunication Services (0.9%):
CenturyLink, Inc.(b)	35,070	576

Utilities (8.0%):
Alliant Energy Corp.	14,946	611
Atmos Energy Corp.	5,860	494
DTE Energy Co.	6,787	709
Edison International	9,557	608

See notes to schedules of investments.

Security Description	Shares	Value
FirstEnergy Corp.	20,955	$712
Great Plains Energy, Inc.	18,650	593
Pinnacle West Capital Corp.	5,383	430
PPL Corp.	24,496	693
UGI Corp.	9,575	425
		5,275
Total Common Stocks (Cost $58,070)		64,966

Collateral for Securities Loaned (6.3%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 1.76%(c)	539,760	540
Fidelity Investments Money Market Government Portfolio, Class I, 1.53%(c)	1,206,329	1,206
Fidelity Investments Prime Money Market Portfolio, Class I, 1.74%(c)	629,754	630
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 1.88%(c)	179,920	180
JPMorgan Prime Money Market Fund, Capital Class, 1.77%(c)	1,619,207	1,619
Total Collateral for Securities Loaned (Cost $4,175)		4,175
Total Investments (Cost $62,245) — 103.7%		69,141
Liabilities in excess of other assets — (3.7)%		(2,459)
NET ASSETS - 100.00%		$66,682

(a)                       Non-income producing security.

(b)                       All or a portion of this security is on loan.

(c)                        Rate periodically changes. Rate disclosed is the daily yield on March 31, 2018.

PLC—Public Limited Company

See notes to schedules of investments.

Victory Portfolios	Schedule of Portfolio Investments
Victory Integrity Small-Cap Value Fund	March 31, 2018
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (98.4%)

Banks (19.8%):
Banc of California, Inc.(a)	1,405,507	$27,126
BancorpSouth Bank	724,986	23,055
BankUnited, Inc.	776,139	31,030
Banner Corp.	350,170	19,431
Centerstate Banks, Inc.	631,800	16,762
Central Pacific Financial Corp.	639,889	18,211
First Commonwealth Financial Corp.(a)	1,031,465	14,575
First Financial Bancorp	902,078	26,476
First Horizon National Corp.	1,716,687	32,325
Fulton Financial Corp.	1,240,700	22,022
Hancock Holding Co.	415,865	21,500
IBERIABANK Corp.	537,374	41,916
International Bancshares Corp.	563,166	21,907
Pacific Premier Bancorp, Inc.(b)	442,362	17,783
PacWest Bancorp	364,305	18,044
State Bank Financial Corp.	609,577	18,293
Sterling BanCorp	803,295	18,114
Synovus Financial Corp.	776,447	38,776
United Community Banks, Inc.	1,026,458	32,487
Westamerica BanCorp(a)	233,164	13,542
Western Alliance BanCorp(b)	463,539	26,936
		500,311
Capital Markets (2.3%):
LPL Financial Holdings, Inc.	380,623	23,245
Stifel Financial Corp.	580,858	34,404
		57,649
Consumer Discretionary (11.8%):
Adtalem Global Education, Inc.(b)	479,685	22,809
AMC Entertainment Holdings, Inc., Class A(a)	1,282,800	18,023
American Axle & Manufacturing Holdings, Inc.(b)	800,800	12,188
American Eagle Outfitters, Inc.	888,964	17,717
Asbury Automotive Group, Inc.(b)	190,600	12,866
Caleres, Inc.	902,579	30,327
Dana Holding Corp.	735,950	18,958
Genesco, Inc.(a)(b)	336,301	13,654
G-III Apparel Group Ltd.(b)	589,773	22,223
Gray Television, Inc.(b)	1,413,040	17,946
ILG, Inc.	721,470	22,445
Penn National Gaming, Inc.(b)	862,967	22,661
Sally Beauty Holdings, Inc.(a)(b)	783,976	12,896
TEGNA, Inc.	2,016,188	22,964
The Buckle, Inc.(a)	640,420	14,185
TRI Pointe Group, Inc.(b)	1,103,855	18,136
		299,998
Consumer Staples (3.1%):
Calavo Growers, Inc.(a)	173,000	15,951
Casey’s General Stores, Inc.	111,042	12,189
Cott Corp.	1,245,788	18,338
Hostess Brands, Inc.(b)	1,113,244	16,464
Sanderson Farms, Inc.(a)	128,683	15,316
		78,258
Energy (6.2%):
Callon Petroleum Co.(a)(b)	2,210,052	29,261
Delek US Holdings, Inc.	443,100	18,034
Nabors Industries Ltd.	1,939,180	13,555
NCS Multistage Holdings, Inc.(a)(b)	315,900	4,739
Oasis Petroleum, Inc.(b)	3,051,131	24,714
Propetro Holding Corp.(a)(b)	1,254,663	19,936
RPC, Inc.(a)	793,297	14,303
Smart Sand, Inc.(a)(b)	309,416	1,801
Solaris Oilfield Infrastructure, Inc., Class A(b)	637,683	10,560
U.S. Silica Holdings, Inc.(a)	612,953	15,643

See notes to schedules of investments.

Security Description	Shares	Value
Ultra Petroleum Corp.(b)	1,919,200	$8,003
		160,549
Health Care (5.4%):
Charles River Laboratories International, Inc.(b)	201,873	21,548
CONMED Corp.	401,565	25,431
Haemonetics Corp.(b)	353,738	25,880
Magellan Health, Inc.(b)	250,252	26,802
Molina Healthcare, Inc.(b)	260,317	21,133
Select Medical Holdings Corp.(b)	1,044,986	18,026
		138,820
Industrials (16.5%):
Aerojet Rocketdyne Holdings, Inc.(a)(b)	521,775	14,594
Air Transport Services Group, Inc.(b)	678,675	15,827
BMC Stock Holdings, Inc.(b)	922,563	18,036
Chart Industries, Inc.(a)(b)	212,700	12,556
EMCOR Group, Inc.	342,046	26,656
Engility Holdings, Inc.(b)	584,759	14,268
Esterline Technologies Corp.(b)	240,981	17,628
Genesee & Wyoming, Inc., Class A(b)	214,210	15,164
Harsco Corp.(b)	776,300	16,031
Hawaiian Holdings, Inc.	295,063	11,419
ITT, Inc.	402,689	19,724
KLX, Inc.(b)	315,900	22,448
Manitowoc Co., Inc.	478,300	13,612
MasTec, Inc.(b)	340,362	16,014
Meritor, Inc.(b)	1,050,912	21,606
Saia, Inc.(b)	347,628	26,124
SkyWest, Inc.	466,121	25,357
Team, Inc.(a)(b)	757,400	10,414
The Greenbrier Cos., Inc.(a)	384,576	19,325
Timken Co.	481,658	21,963
Triumph Group, Inc.	334,000	8,417
Univar, Inc.(b)	648,079	17,984
Wabash National Corp.	875,047	18,210
Werner Enterprises, Inc.	482,468	17,610
		420,987
Information Technology (9.8%):
Benchmark Electronics, Inc.	579,903	17,310
CACI International, Inc., Class A(b)	172,830	26,158
Ciena Corp.(b)	491,400	12,727
Cree, Inc.(b)	394,229	15,891
Cypress Semiconductor Corp.(a)	760,766	12,903
Diodes, Inc.(b)	640,711	19,516
Entegris, Inc.	366,242	12,745
FormFactor, Inc.(b)	965,029	13,173
Infinera Corp.(b)	1,406,542	15,275
Plexus Corp.(b)	237,994	14,215
Sanmina Corp.(a)(b)	629,500	16,461
Tech Data Corp.(b)	304,321	25,908
Teradata Corp.(b)	482,298	19,133
TTM Technologies, Inc.(a)(b)	1,031,158	15,766
Vishay Intertechnology, Inc.(a)	652,150	12,130
		249,311
Insurance (4.4%):
American Equity Investment Life Holding Co.	688,585	20,217
CNO Financial Group, Inc.	868,049	18,811
Hanover Insurance Group, Inc.	153,748	18,125
Kemper Corp.	339,454	19,349
Primerica, Inc.	190,326	18,385
RLI Corp.	248,267	15,738
		110,625
Materials (4.8%):
Allegheny Technologies, Inc.(a)(b)	987,430	23,383
Carpenter Technology Corp.	272,240	12,011

See notes to schedules of investments.

Security Description	Shares	Value
Ferro Corp.(b)	603,410	$14,011
Platform Specialty Products Corp.(b)	1,872,100	18,028
Summit Materials, Inc., Class A(a)(b)	672,811	20,373
Trinseo SA	260,539	19,293
Venator Materials PLC(b)	806,165	14,584
		121,683
Real Estate (7.3%):
Cousins Properties, Inc.	2,359,140	20,477
DDR Corp.	2,810,313	20,600
DiamondRock Hospitality Co.	1,626,440	16,980
Education Realty Trust, Inc.(a)	465,049	15,230
First Industrial Realty Trust, Inc.	717,622	20,976
Kite Realty Group Trust(a)	1,097,239	16,711
Mack Cali Realty Corp.	769,127	12,852
Pennsylvania Real Estate Invesment Trust(a)	1,081,405	10,436
Physicians Realty Trust	934,982	14,558
Summit Hotel Properties, Inc.	1,103,900	15,024
Sunstone Hotel Investors, Inc.	1,276,678	19,431
		183,275
Thrifts & Mortgage Finance (2.2%):
Homestreet, Inc.(b)	382,613	10,962
MGIC Investment Corp.(b)	2,352,251	30,579
Oceanfirst Financial Corp.	568,100	15,197
		56,738
Utilities (4.8%):
ALLETE, Inc.	337,518	24,385
Black Hills Corp.(a)	441,387	23,967
New Jersey Resources Corp.	372,458	14,936
ONE Gas, Inc.(a)	230,011	15,185
PNM Resources, Inc.	530,082	20,276
Southwest Gas Corp.	353,421	23,902
		122,651
Total Common Stocks (Cost $2,038,967)		2,500,855

Collateral for Securities Loaned (6.3%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 1.76%(c)	20,836,600	20,837
Fidelity Investments Money Market Government Portfolio, Class I, 1.53%(c)	46,568,467	46,568
Fidelity Investments Prime Money Market Portfolio, Class I, 1.74%(c)	24,310,685	24,311
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 1.88%(c)	6,945,533	6,946
JPMorgan Prime Money Market Fund, Capital Class, 1.77%(c)	62,507,021	62,507
Total Collateral for Securities Loaned (Cost $161,169)		161,169
Total Investments (Cost $2,200,136) — 104.7%		2,662,024
Liabilities in excess of other assets — (4.7)%		(119,641)
NET ASSETS - 100.00%		$2,542,383

(a)                       All or a portion of this security is on loan.

(b)                       Non-income producing security.

(c)                        Rate periodically changes. Rate disclosed is the daily yield on March 31, 2018.

PLC—Public Limited Company

See notes to schedules of investments.

Victory Portfolios	Schedule of Portfolio Investments
Victory Integrity Small/Mid-Cap Value Fund	March 31, 2018
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (96.8%)

Banks (12.3%):
BankUnited, Inc.	23,658	$946
Comerica, Inc.	9,768	937
First Horizon National Corp.	38,334	722
Fulton Financial Corp.	35,347	627
IBERIABANK Corp.	12,770	996
PacWest Bancorp	32,059	1,588
Signature Bank(a)	4,741	673
Sterling BanCorp	20,398	460
Synovus Financial Corp.	33,607	1,678
Western Alliance BanCorp(a)	15,081	876
Zions BanCorp	20,561	1,084
		10,587
Capital Markets (3.3%):
E*TRADE Financial Corp.(a)	19,513	1,082
LPL Financial Holdings, Inc.	7,016	428
Raymond James Financial, Inc.	7,049	630
Stifel Financial Corp.	11,263	667
		2,807
Consumer Discretionary (10.4%):
American Eagle Outfitters, Inc.	28,060	559
Aramark	18,012	713
Asbury Automotive Group, Inc.(a)	7,605	513
Brunswick Corp.	10,340	614
Caleres, Inc.	21,961	739
Cinemark Holdings, Inc.(b)	14,978	564
D.R. Horton, Inc.	11,123	488
Dana Holding Corp.	21,204	546
G-III Apparel Group Ltd.(a)	17,884	674
Kohl’s Corp.	10,245	671
Macy’s, Inc.(b)	23,729	706
Sally Beauty Holdings, Inc.(a)(b)	21,472	353
TEGNA, Inc.	69,330	790
Wyndham Worldwide Corp.	8,393	960
		8,890
Consumer Finance (2.0%):
Ally Financial, Inc.	62,387	1,694

Consumer Staples (3.3%):
Casey’s General Stores, Inc.	3,569	392
Hostess Brands, Inc.(a)	34,790	515
Lamb Weston Holdings, Inc.	12,937	753
Performance Food Group Co.(a)	19,822	591
Pinnacle Foods, Inc.	9,816	531
		2,782
Diversified Financial Services (1.1%):
Voya Financial, Inc.	19,322	976

Energy (7.3%):
Delek US Holdings, Inc.	19,512	794
Diamondback Energy, Inc.(a)	6,623	838
Nabors Industries Ltd.	75,683	529
Parsley Energy, Inc., Class A(a)	28,381	823
Propetro Holding Corp.(a)(b)	50,556	803
RPC, Inc.(b)	32,645	589
RSP Permian, Inc.(a)	20,147	944
U.S. Silica Holdings, Inc.(b)	20,489	523
Ultra Petroleum Corp.(a)	82,407	344
		6,187
Health Care (3.6%):
Charles River Laboratories International, Inc.(a)	5,337	570
Encompass Health Corp.	16,558	946
Hill-Rom Holdings, Inc.	10,316	897

See notes to schedules of investments.

Security Description	Shares	Value
Molina Healthcare, Inc.(a)	7,695	$625
		3,038
Industrials (15.8%):
Chart Industries, Inc.(a)(b)	8,344	493
EMCOR Group, Inc.	9,244	720
Genesee & Wyoming, Inc., Class A(a)	7,842	555
Huntington Ingalls Industries, Inc.	2,811	725
ITT, Inc.	14,557	713
Kennametal, Inc.	14,104	566
KLX, Inc.(a)	8,984	638
Knight-Swift Transportation Holdings, Inc.	18,607	856
ManpowerGroup, Inc.	9,101	1,048
MasTec, Inc.(a)	12,198	574
Meritor, Inc.(a)	35,022	720
Old Dominion Freight Line, Inc.	4,416	649
Oshkosh Corp.	7,480	578
Owens Corning, Inc.	7,243	582
SkyWest, Inc.	14,985	815
Spirit Aerosystems Holdings, Inc., Class A	8,053	674
Terex Corp.	20,128	753
Timken Co.	18,750	855
Triumph Group, Inc.	9,270	234
XPO Logistics, Inc.(a)	7,070	720
		13,468
Information Technology (8.4%):
Arrow Electronics, Inc.(a)	9,525	734
CACI International, Inc., Class A(a)	4,181	633
Ciena Corp.(a)	16,197	420
Cree, Inc.(a)	10,748	433
Cypress Semiconductor Corp.(b)	31,561	535
Flextronics International Ltd.(a)	34,594	565
Marvell Technology Group Ltd.	32,783	689
Nuance Communications, Inc.(a)	44,306	698
Oclaro, Inc.(a)	17,802	170
ON Semiconductor Corp.(a)(b)	26,137	640
Tech Data Corp.(a)	8,505	724
Teradata Corp.(a)	19,560	776
		7,017
Insurance (7.3%):
American Financial Group, Inc.	13,448	1,509
Arch Capital Group Ltd.(a)	10,292	881
Arthur J. Gallagher & Co.	10,868	747
Athene Holding Ltd., Class A(a)	13,056	624
CNO Financial Group, Inc.	27,907	605
First American Financial Corp.	15,105	886
Hanover Insurance Group, Inc.	4,423	521
Primerica, Inc.	4,922	475
		6,248
Materials (6.8%):
Allegheny Technologies, Inc.(a)(b)	31,210	739
Cabot Corp.	9,887	551
Carpenter Technology Corp.	10,713	473
Ferro Corp.(a)	19,155	445
Olin Corp.	17,678	537
Platform Specialty Products Corp.(a)	41,382	399
Summit Materials, Inc., Class A(a)	29,090	881
Trinseo SA	8,005	592
Venator Materials PLC(a)	32,640	590
Westlake Chemical Corp.	5,322	592
		5,799
Real Estate (8.5%):
Alexandria Real Estate Equities, Inc.	7,040	879
American Campus Communities, Inc.	21,800	842
Camden Property Trust	10,679	899

See notes to schedules of investments.

Security Description	Shares	Value
DDR Corp.	169,499	$1,242
DiamondRock Hospitality Co.	48,035	501
Duke Realty Investments, Inc.	35,213	933
Forest City Realty Trust, Inc., Class A	27,136	550
Kimco Realty Corp.	38,561	555
Mack Cali Realty Corp.	22,049	368
Sunstone Hotel Investors, Inc.	28,865	439
		7,208
Thrifts & Mortgage Finance (0.7%):
MGIC Investment Corp.(a)	48,341	628

Utilities (6.0%):
Alliant Energy Corp.	21,252	869
Atmos Energy Corp.	8,505	717
Black Hills Corp.(b)	12,730	691
Great Plains Energy, Inc.	26,014	827
Pinnacle West Capital Corp.	9,227	736
PNM Resources, Inc.	17,826	682
UGI Corp.	11,757	522
		5,044
Total Common Stocks (Cost $72,453)		82,373

Collateral for Securities Loaned (5.8%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 1.76%(c)	632,783	633
Fidelity Investments Money Market Government Portfolio, Class I, 1.53%(c)	1,414,229	1,414
Fidelity Investments Prime Money Market Portfolio, Class I, 1.74%(c)	738,287	738
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 1.88%(c)	210,928	211
JPMorgan Prime Money Market Fund, Capital Class, 1.77%(c)	1,898,264	1,898
Total Collateral for Securities Loaned (Cost $4,894)		4,894
Total Investments (Cost $77,347) — 102.6%		87,267
Liabilities in excess of other assets — (2.6)%		(2,205)
NET ASSETS - 100.00%		$85,062

(a)                       Non-income producing security.

(b)                       All or a portion of this security is on loan.

(c)                        Rate periodically changes. Rate disclosed is the daily yield on March 31, 2018.

PLC—Public Limited Company

See notes to schedules of investments.

Victory Portfolios	Schedule of Portfolio Investments
Victory Munder Multi-Cap Fund	March 31, 2018
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (98.0%)

Consumer Discretionary (14.6%):
Amazon.com, Inc.(a)	4,765	$6,897
Best Buy Co., Inc.	37,620	2,633
BorgWarner, Inc.	117,710	5,913
Burlington Stores, Inc.(a)	53,100	7,071
D.R. Horton, Inc.	146,155	6,408
LCI Industries	24,755	2,578
Lear Corp.	36,265	6,748
LGI Homes, Inc.(a)(b)	44,740	3,157
Magna International, Inc., ADR	81,310	4,582
Ross Stores, Inc.	79,265	6,181
The Home Depot, Inc.	24,435	4,355
Toll Brothers, Inc.	128,150	5,542
Winnebago Industries, Inc.	54,820	2,061
		64,126
Consumer Staples (5.4%):
Costco Wholesale Corp.	29,490	5,557
Philip Morris International, Inc.	67,565	6,716
Sprouts Farmers Markets, Inc.(a)	187,000	4,389
Tyson Foods, Inc., Class A	34,395	2,517
Wal-Mart Stores, Inc.	49,420	4,397
		23,576
Energy (5.7%):
Callon Petroleum Co.(a)	215,645	2,855
Chevron Corp.	52,265	5,961
EOG Resources, Inc.	41,390	4,357
Exxon Mobil Corp.	40,160	2,996
Phillips 66	47,470	4,553
Valero Energy Corp.	47,105	4,370
		25,092
Financials (21.6%):
Ameriprise Financial, Inc.	40,565	6,001
Bank of America Corp.	327,825	9,832
Berkshire Hathaway, Inc., Class B(a)	37,725	7,525
Citigroup, Inc.	41,145	2,777
Citizens Financial Group, Inc.	60,490	2,539
E*TRADE Financial Corp.(a)	116,225	6,439
Essent Group Ltd.(a)	119,930	5,104
FCB Financial Holdings, Inc.(a)	128,675	6,575
Federated Investors, Inc., Class B	187,210	6,253
JPMorgan Chase & Co.	83,785	9,214
Northern Trust Corp.	60,560	6,246
Raymond James Financial, Inc.	65,160	5,826
SVB Financial Group(a)	16,245	3,899
TD Ameritrade Holding Corp.	76,460	4,529
Walker & Dunlop, Inc.	5,750	342
Western Alliance BanCorp(a)	108,330	6,295
Zions BanCorp	96,105	5,068
		94,464
Health Care (11.3%):
Baxter International, Inc.	34,000	2,211
Bristol-Myers Squibb Co.	69,550	4,399
Cigna Corp.	13,960	2,342
Express Scripts Holding Co.(a)	81,290	5,616
ICON PLC(a)	37,775	4,463
Innoviva, Inc.(a)(b)	280,930	4,683
Johnson & Johnson	70,310	9,010
Mylan NV(a)	114,420	4,711
Novartis AG, ADR	31,225	2,525
UnitedHealth Group, Inc.	45,975	9,838
		49,798
Industrials (9.7%):
Cummins, Inc.	26,475	4,292

See notes to schedules of investments.

Security Description	Shares	Value
FedEx Corp.	29,715	$7,135
ManpowerGroup, Inc.	47,035	5,414
Norfolk Southern Corp.	45,075	6,120
PACCAR, Inc.	36,910	2,442
Patrick Industries, Inc.(a)	93,722	5,796
SkyWest, Inc.	66,125	3,597
United Rentals, Inc.(a)	26,065	4,502
Universal Forest Products, Inc.	124,085	4,027
		43,325
Information Technology (21.6%):
Alphabet, Inc., Class A(a)	10,383	10,769
Apple, Inc.	82,095	13,774
Applied Materials, Inc.	120,235	6,686
Broadcom Ltd.	9,215	2,172
DXC Technology Co.	64,545	6,489
Entegris, Inc.	189,925	6,609
Facebook, Inc., Class A(a)	34,045	5,440
KLA-Tencor Corp.	58,935	6,425
Micron Technology, Inc.(a)	49,380	2,575
Microsoft Corp.	146,885	13,406
MKS Instruments, Inc.	52,660	6,090
ON Semiconductor Corp.(a)	195,635	4,785
Texas Instruments, Inc.	30,215	3,139
Zebra Technologies Corp., Class A(a)	45,685	6,359
		94,718
Materials (5.2%):
Avery Dennison Corp.	46,025	4,890
Louisiana Pacific Corp.	214,470	6,170
Packaging Corp. of America	51,445	5,798
Steel Dynamics, Inc.	142,385	6,296
		23,154
Telecommunication Services (2.9%):
AT&T, Inc.	195,430	6,967
Verizon Communications, Inc.	122,020	5,835
		12,802
Total Common Stocks (Cost $360,925)		431,055

Exchange-Traded Funds (0.5%)
iShares Russell 3000 ETF	14,195	2,219
Total Exchange-Traded Funds (Cost $2,207)		2,219

Collateral for Securities Loaned (1.6%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 1.76%(c)	908,296	908
Fidelity Investments Money Market Government Portfolio, Class I, 1.53%(c)	2,029,983	2,030
Fidelity Investments Prime Money Market Portfolio, Class I, 1.74%(c)	1,059,736	1,060
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 1.88%(c)	302,765	303
JPMorgan Prime Money Market Fund, Capital Class, 1.77%(c)	2,724,766	2,725
Total Collateral for Securities Loaned (Cost $7,026)		7,026
Total Investments (Cost $370,158) — 100.1%		440,300
Liabilities in excess of other assets — (0.1)%		(482)
NET ASSETS - 100.00%		$439,818

(a)                       Non-income producing security.

(b)                       All or a portion of this security is on loan.

(c)                        Rate periodically changes. Rate disclosed is the daily yield on March 31, 2018.

ADR—American Depositary Receipt

ETF—Exchange-Traded Fund

PLC—Public Limited Company

See notes to schedules of investments.

Victory Portfolios	Schedule of Portfolio Investments
Victory S&P 500 Index Fund	March 31, 2018
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (99.3%)

Consumer Discretionary (12.6%):
Advance Auto Parts, Inc.	739	$88
Amazon.com, Inc.(a)	4,016	5,813
Aptiv PLC	2,657	226
AutoZone, Inc.(a)	272	176
Best Buy Co., Inc.	2,542	178
Booking Holdings, Inc.(a)	487	1,013
BorgWarner, Inc.	1,978	99
CarMax, Inc.(a)	1,808	112
Carnival Corp., Class A	4,058	266
CBS Corp., Class B	3,450	177
Charter Communications, Inc., Class A(a)	1,860	579
Chipotle Mexican Grill, Inc.(a)	246	79
Comcast Corp., Class A	46,330	1,582
D.R. Horton, Inc.	3,419	150
Darden Restaurants, Inc.	1,235	105
Discovery Communications, Inc., Class A(a)(b)	1,555	33
Discovery Communications, Inc., Class C(a)	3,053	60
DISH Network Corp.(a)	2,279	86
Dollar General Corp.	2,579	241
Dollar Tree, Inc.(a)	2,370	225
Expedia, Inc.	1,223	135
Foot Locker, Inc.	1,212	55
Ford Motor Co.	39,008	432
Garmin Ltd.(b)	1,106	65
General Motors Co.	12,622	459
Genuine Parts Co.	1,467	132
H&R Block, Inc.	2,090	53
Hanesbrands, Inc.(b)	3,601	66
Harley-Davidson, Inc.	1,683	72
Hasbro, Inc.	1,130	95
Hilton Worldwide Holdings, Inc.	2,021	159
Kohl’s Corp.	1,679	110
L Brands, Inc.(b)	2,455	94
Leggett & Platt, Inc.(b)	1,322	59
Lennar Corp., Class A	2,729	160
LKQ Corp.(a)	3,094	117
Lowe’s Co., Inc.	8,296	728
Macy’s, Inc.(b)	3,047	91
Marriott International, Inc., Class A	3,001	409
Mattel, Inc.(b)	3,438	45
McDonald’s Corp.	7,968	1,247
MGM Resorts International	5,095	178
Michael Kors Holdings Ltd.(a)	1,520	94
Mohawk Industries, Inc.(a)	632	147
Netflix, Inc.(a)	4,338	1,281
Newell Brands, Inc.	4,850	124
News Corp., Class A	3,828	60
News Corp., Class B	1,217	20
Nike, Inc., Class B	12,973	863
Nordstrom, Inc.	1,168	57
Norwegian Cruise Line Holdings Ltd.(a)	2,061	109
Omnicom Group, Inc.	2,302	167
O’Reilly Automotive, Inc.(a)	836	207
PulteGroup, Inc.	2,634	78
PVH Corp.	769	116
Ralph Lauren Corp.	554	62
Ross Stores, Inc.	3,820	298
Royal Caribbean Cruises Ltd.	1,709	201
Starbucks Corp.(b)	14,047	814
Tapestry, Inc.	2,848	150
Target Corp.	5,433	377
The Gap, Inc.	2,177	68
The Goodyear Tire & Rubber Co.	2,402	64
The Home Depot, Inc.	11,672	2,080
The Interpublic Group of Co., Inc.	3,843	89
The TJX Co., Inc.	6,320	515
The Walt Disney Co.	15,030	1,510

See notes to schedules of investments.

Security Description	Shares	Value
Tiffany & Co.	1,019	$100
Time Warner, Inc.	7,795	737
Tractor Supply Co.	1,251	79
TripAdvisor, Inc.(a)(b)	1,085	44
Twenty-First Century Fox, Inc., Class A	10,535	387
Twenty-First Century Fox, Inc., Class B	4,390	160
Ulta Salon, Cosmetics & Fragrance, Inc.(a)	579	118
Under Armour, Inc., Class A(a)(b)	1,852	30
Under Armour, Inc., Class C(a)(b)	1,843	26
VF Corp.	3,291	244
Viacom, Inc., Class B	3,528	110
Whirlpool Corp.	707	108
Wyndham Worldwide Corp.	997	114
Wynn Resorts Ltd.	803	146
Yum! Brands, Inc.	3,324	283
		28,486
Consumer Staples (7.6%):
Altria Group, Inc.	18,996	1,184
Archer-Daniels-Midland Co.	5,590	242
Brown-Forman Corp., Class B	2,614	142
Campbell Soup Co.(b)	1,923	83
Church & Dwight Co., Inc.	2,438	123
Colgate-Palmolive Co.	8,749	627
Conagra Brands, Inc.	4,005	148
Constellation Brands, Inc., Class A	1,713	390
Costco Wholesale Corp.	4,389	827
Coty, Inc., Class A	4,720	86
CVS Health Corp.	10,141	631
Dr Pepper Snapple Group, Inc.	1,797	213
General Mills, Inc.	5,688	256
Hormel Foods Corp.(b)	2,700	93
Kellogg Co.(b)	2,488	162
Kimberly-Clark Corp.	3,506	386
McCormick & Co., Inc.	1,210	129
Molson Coors Brewing Co., Class B	1,848	139
Mondelez International, Inc., Class A	14,867	620
Monster Beverage Corp.(a)	4,133	236
PepsiCo, Inc.	14,215	1,552
Philip Morris International, Inc.	15,525	1,543
Sysco Corp.	4,800	288
The Clorox Co.	1,293	172
The Coca-Cola Co.	38,376	1,667
The Estee Lauder Cos., Inc., Class A	2,245	336
The Hershey Co.	1,408	139
The J.M. Smucker Co.(b)	1,135	141
The Kraft Heinz Co.	5,970	372
The Kroger Co.	8,810	211
The Procter & Gamble Co.	25,199	1,998
Tyson Foods, Inc., Class A	2,975	218
Walgreens Boots Alliance, Inc.	8,516	558
Wal-Mart Stores, Inc.	14,509	1,290
		17,202
Energy (5.7%):
Anadarko Petroleum Corp.	5,469	330
Andeavor	1,414	142
Apache Corp.(b)	3,813	147
Baker Hughes, Inc.	4,224	117
Cabot Oil & Gas Corp.	4,606	110
Chevron Corp.	19,094	2,177
Cimarex Energy Co.	954	89
Concho Resources, Inc.(a)	1,490	224
ConocoPhillips	11,741	696
Devon Energy Corp.	5,259	167
EOG Resources, Inc.	5,784	609
EQT Corp.	2,447	116
Exxon Mobil Corp.	42,354	3,159
Halliburton Co.	8,722	410

See notes to schedules of investments.

Security Description	Shares	Value
Helmerich & Payne, Inc.	1,088	$72
Hess Corp.	2,677	136
Kinder Morgan, Inc.	18,964	286
Marathon Oil Corp.	8,493	137
Marathon Petroleum Corp.	4,742	347
National Oilwell Varco, Inc.	3,799	140
Newfield Exploration Co.(a)	1,996	49
Noble Energy, Inc.	4,920	149
Occidental Petroleum Corp.	7,648	497
ONEOK, Inc.(b)	4,105	234
Phillips 66	4,197	403
Pioneer Natural Resources Co.	1,702	292
Range Resources Corp.(b)	2,261	33
Schlumberger Ltd.	13,833	896
TechnipFMC PLC(b)	4,383	129
The Williams Cos., Inc.	8,270	206
Valero Energy Corp.	4,330	402
		12,901
Financials (14.9%):
Affiliated Managers Group, Inc.	545	103
Aflac, Inc.	15,580	681
American Express Co.	7,201	672
American International Group, Inc.	8,986	489
Ameriprise Financial, Inc.	1,463	216
Aon PLC	2,461	345
Arthur J. Gallagher & Co.	1,813	125
Assurant, Inc.	525	48
Bank of America Corp.	95,630	2,868
BB&T Corp.	7,770	404
Berkshire Hathaway, Inc., Class B(a)	19,238	3,838
BlackRock, Inc., Class A	1,237	670
Brighthouse Financial, Inc.(a)	958	49
Capital One Financial Corp.	4,861	466
CBOE Holdings, Inc.	1,127	129
Chubb Ltd.	4,639	634
Cincinnati Financial Corp.	1,492	111
Citigroup, Inc.	25,689	1,734
Citizens Financial Group, Inc.	4,871	204
CME Group, Inc.	3,402	550
Comerica, Inc.	1,727	166
Discover Financial Services	3,546	255
E*TRADE Financial Corp.(a)	2,662	148
Everest Re Group Ltd.	408	105
Fifth Third BanCorp	6,935	220
Franklin Resources, Inc.	3,254	113
Hartford Financial Services Group, Inc.	3,568	184
Huntington Bancshares, Inc.	11,019	166
Intercontinental Exchange, Inc.	5,820	422
Invesco Ltd.	4,070	130
JPMorgan Chase & Co.	34,305	3,774
KeyCorp	10,602	207
Leucadia National Corp.	3,134	71
Lincoln National Corp.	2,182	159
Loews Corp.	2,695	134
M&T Bank Corp.	1,501	277
Marsh & McLennan Co., Inc.	5,074	419
MetLife, Inc.	10,362	476
Moody’s Corp.	1,662	268
Morgan Stanley	13,791	744
Nasdaq, Inc.	1,165	100
Navient Corp.	2,629	34
Northern Trust Corp.	2,127	219
People’s United Financial, Inc.	3,470	65
Principal Financial Group, Inc.	2,693	164
Prudential Financial, Inc.	4,218	437
Raymond James Financial, Inc.	1,295	116
Regions Financial Corp.	11,221	208

See notes to schedules of investments.

Security Description	Shares	Value
S&P Global, Inc.	2,538	$485
State Street Corp.	3,675	367
SunTrust Banks, Inc.	4,681	318
SVB Financial Group(a)	528	127
Synchrony Financial	7,143	240
T. Rowe Price Group, Inc.	2,445	264
The Allstate Corp.	3,543	336
The Bank of New York Mellon Corp.	10,093	520
The Charles Schwab Corp.	11,978	625
The Goldman Sachs Group, Inc.	3,531	890
The PNC Financial Services Group, Inc.	4,714	713
The Progressive Corp.	5,820	355
The Travelers Co., Inc.	2,713	377
Torchmark Corp.	1,060	89
U.S. Bancorp	15,686	792
Unum Group	2,212	105
Wells Fargo & Co.	43,881	2,300
Willis Towers Watson PLC	1,321	201
XL Group Ltd.	2,568	142
Zions BanCorp	1,964	104
		33,467
Health Care (13.5%):
Abbott Laboratories	17,398	1,042
AbbVie, Inc.	15,934	1,508
Aetna, Inc.	3,268	552
Agilent Technologies, Inc.	3,226	216
Alexion Pharmaceuticals, Inc.(a)	2,216	247
Align Technology, Inc.(a)	721	181
Allergan PLC	3,302	556
AmerisourceBergen Corp.	1,625	140
Amgen, Inc.	6,682	1,139
Anthem, Inc.	2,556	562
Baxter International, Inc.	4,967	323
Becton, Dickinson & Co.	2,661	577
Biogen, Inc.(a)	2,115	579
Boston Scientific Corp.(a)	13,743	375
Bristol-Myers Squibb Co.	16,319	1,032
Cardinal Health, Inc.	3,146	197
Celgene Corp.(a)	7,518	671
Centene Corp.(a)	1,734	185
Cerner Corp.(a)	3,158	183
Cigna Corp.	2,428	407
Danaher Corp.	6,136	601
DaVita, Inc.(a)	1,455	96
Dentsply Sirona, Inc.	2,296	116
Edwards Lifesciences Corp.(a)	2,099	293
Eli Lilly & Co.	9,637	746
Envision Healthcare Corp.(a)	1,209	46
Express Scripts Holding Co.(a)	5,641	390
Gilead Sciences, Inc.	13,094	987
HCA Holdings, Inc.	2,798	271
Henry Schein, Inc.(a)	1,536	103
Hologic, Inc.(a)	2,764	103
Humana, Inc.	1,376	370
IDEXX Laboratories, Inc.(a)	871	167
Illumina, Inc.(a)	1,469	347
Incyte Pharmaceuticals, Inc.(a)	1,756	146
Intuitive Surgical, Inc.(a)	1,122	463
IQVIA Holdings, Inc.(a)	1,457	143
Johnson & Johnson	26,817	3,436
Laboratory Corp. of America Holdings(a)	1,019	165
McKesson Corp.	2,062	290
Medtronic PLC	13,547	1,087
Merck & Co., Inc.	26,950	1,468
Mettler-Toledo International, Inc.(a)	255	147
Mylan NV(a)	5,146	212
Nektar Therapeutics(a)	1,608	171
PerkinElmer, Inc.	1,105	84

See notes to schedules of investments.

Security Description	Shares	Value
Perrigo Co. PLC	1,309	$109
Pfizer, Inc.	59,503	2,111
Quest Diagnostics, Inc.	1,356	136
Regeneron Pharmaceuticals, Inc.(a)	772	266
ResMed, Inc.	1,429	141
Stryker Corp.	3,221	518
The Cooper Co., Inc.	490	112
Thermo Fisher Scientific, Inc.	4,016	829
UnitedHealth Group, Inc.	9,672	2,071
Universal Health Services, Inc., Class B	870	103
Varian Medical Systems, Inc.(a)	913	112
Vertex Pharmaceuticals, Inc.(a)	2,538	414
Waters Corp.(a)	787	156
Zimmer Biomet Holdings, Inc.	2,031	221
Zoetis, Inc.	4,871	407
		30,826
Industrials (10.0%):
3M Co.	5,952	1,306
A.O. Smith Corp.	1,454	92
Acuity Brands, Inc.	421	59
Alaska Air Group, Inc.	1,229	76
Allegion PLC	951	81
American Airlines Group, Inc.(b)	4,209	219
AMETEK, Inc.	2,312	176
Arconic, Inc.	4,247	98
C.H. Robinson Worldwide, Inc.(b)	1,397	131
Caterpillar, Inc.	5,974	880
Cintas Corp.	862	147
CSX Corp.	8,868	494
Cummins, Inc.	1,557	252
Deere & Co.	3,236	503
Delta Air Lines, Inc.	6,501	356
Dover Corp.	1,544	152
Eaton Corp. PLC	4,400	352
Emerson Electric Co.	6,346	433
Equifax, Inc.	1,200	141
Expeditors International of Washington, Inc.	1,765	112
Fastenal Co.(b)	2,875	157
FedEx Corp.	2,464	592
Flowserve Corp.	1,307	57
Fluor Corp.	1,398	80
Fortive Corp.	3,061	237
Fortune Brands Home & Security, Inc.	1,519	89
General Dynamics Corp.	2,760	610
General Electric Co.	86,788	1,170
Honeywell International, Inc.	7,517	1,086
Huntington Ingalls Industries, Inc.	454	117
IHS Markit Ltd.(a)	3,619	175
Illinois Tool Works, Inc.	3,073	481
Ingersoll-Rand PLC	2,498	213
J.B. Hunt Transport Services, Inc.	856	100
Jacobs Engineering Group, Inc.	1,204	71
Johnson Controls International PLC	9,257	327
Kansas City Southern	1,030	113
L3 Technologies, Inc.	782	163
Lockheed Martin Corp.	2,483	839
Masco Corp.	3,133	127
Nielsen Holdings PLC	3,351	107
Norfolk Southern Corp.	2,840	386
Northrop Grumman Corp.	1,740	607
PACCAR, Inc.	3,518	233
Parker-Hannifin Corp.	1,330	227
Pentair PLC	1,656	113
Quanta Services, Inc.(a)	1,537	53
Raytheon Co.	2,884	622
Republic Services, Inc., Class A	2,251	149
Robert Half International, Inc.	1,242	72

See notes to schedules of investments.

Security Description	Shares	Value
Rockwell Automation, Inc.	1,277	$222
Rockwell Collins, Inc.	1,639	221
Roper Technologies, Inc.	1,028	289
Snap-on, Inc.(b)	567	84
Southwest Airlines Co.	5,407	310
Stanley Black & Decker, Inc.	1,533	235
Stericycle, Inc.(a)	855	50
Textron, Inc.	2,617	154
The Boeing Co.	5,529	1,814
TransDigm Group, Inc.	485	149
Union Pacific Corp.	7,868	1,058
United Continental Holdings, Inc.(a)	2,419	168
United Parcel Service, Inc., Class B	6,880	719
United Rentals, Inc.(a)	845	146
United Technologies Corp.	7,435	935
Verisk Analytics, Inc., Class A(a)	1,551	161
W.W. Grainger, Inc.	510	144
Waste Management, Inc.	3,988	336
Xylem, Inc.	1,798	138
		22,766
Information Technology (24.6%):
Accenture PLC, Class A	6,164	946
Activision Blizzard, Inc.	7,583	512
Adobe Systems, Inc.(a)	4,914	1,062
Advanced Micro Devices, Inc.(a)(b)	8,234	83
Akamai Technologies, Inc.(a)	1,700	121
Alliance Data Systems Corp.	482	103
Alphabet, Inc., Class A(a)	2,984	3,095
Alphabet, Inc., Class C(a)	3,042	3,139
Amphenol Corp., Class A	3,054	264
Analog Devices, Inc.	3,696	337
ANSYS, Inc.(a)	838	131
Apple, Inc.	50,718	8,509
Applied Materials, Inc.	10,502	584
Autodesk, Inc.(a)	2,202	277
Automatic Data Processing, Inc.	4,431	503
Broadcom Ltd.	4,103	967
CA, Inc.	3,126	106
Cadence Design Systems, Inc.(a)	2,827	104
Cisco Systems, Inc.	48,154	2,066
Citrix Systems, Inc.(a)(b)	1,293	120
Cognizant Technology Solutions Corp., Class A	5,877	473
Corning, Inc.	8,687	242
CSRA, Inc.	1,639	68
DXC Technology Co.	2,851	287
eBay, Inc.(a)	9,408	379
Electronic Arts, Inc.(a)	3,066	372
F5 Networks, Inc.(a)	618	89
Facebook, Inc., Class A(a)	23,949	3,826
Fidelity National Information Services, Inc.	3,310	319
Fiserv, Inc.(a)	4,130	295
FLIR Systems, Inc.	1,389	69
Gartner, Inc.(a)	908	107
Global Payments, Inc.	1,591	177
Harris Corp.	1,187	191
Hewlett Packard Enterprises Co.	15,663	275
HP, Inc.	16,368	359
Intel Corp.	46,780	2,435
International Business Machines Corp.	8,563	1,314
Intuit, Inc.	2,432	422
IPG Photonics Corp.(a)	378	88
Juniper Networks, Inc.	3,436	84
KLA-Tencor Corp.	1,566	171
Lam Research Corp.	1,629	331
Mastercard, Inc., Class A	9,227	1,615
Microchip Technology, Inc.(b)	2,342	214
Micron Technology, Inc.(a)	11,558	603
Microsoft Corp.	76,964	7,024

See notes to schedules of investments.

Security Description	Shares	Value
Motorola Solutions, Inc.	1,619	$170
NetApp, Inc.	2,678	165
Nvidia Corp.	6,047	1,400
Oracle Corp.	30,206	1,382
Paychex, Inc.	3,195	197
PayPal Holdings, Inc.(a)	11,277	856
Qorvo, Inc.(a)	1,264	89
QUALCOMM, Inc.	14,797	820
Red Hat, Inc.(a)	1,769	264
Salesforce.com, Inc.(a)	6,859	798
Seagate Technology PLC	2,847	167
Skyworks Solutions, Inc.	1,824	183
Symantec Corp.	6,197	160
Synopsys, Inc.(a)	1,487	124
Take-Two Interactive Software, Inc.(a)	1,143	112
TE Connectivity Ltd.	3,511	351
Texas Instruments, Inc.	9,834	1,022
The Western Union Co.	4,591	88
Total System Services, Inc.	1,653	143
VeriSign, Inc.(a)	835	99
Visa, Inc., Class A	18,018	2,154
Western Digital Corp.	2,974	274
Xerox Corp.	2,138	62
Xilinx, Inc.	2,547	184
		56,122
Materials (2.8%):
Air Products & Chemicals, Inc.	2,188	348
Albemarle Corp.(b)	1,106	103
Avery Dennison Corp.	879	93
Ball Corp.	3,499	139
CF Industries Holdings, Inc.	2,331	88
DowDuPont, Inc.	23,390	1,490
Eastman Chemical Co.	1,429	151
Ecolab, Inc.	2,599	356
FMC Corp.	1,343	103
Freeport-McMoRan, Inc.	13,459	237
International Flavors & Fragrances, Inc.	789	108
International Paper Co.	4,128	220
Lyondellbasell Industries NV, Class A	3,234	342
Martin Marietta Materials, Inc.	628	130
Monsanto Co.	4,406	514
Newmont Mining Corp.(b)	5,332	208
Nucor Corp.	3,178	194
Packaging Corp. of America	943	106
PPG Industries, Inc.	2,544	284
Praxair, Inc.	2,870	414
Sealed Air Corp.	1,673	72
The Mosaic Co.	3,504	85
The Sherwin-Williams Co.	827	324
Vulcan Materials Co.	1,324	151
WestRock Co.	2,550	164
		6,424
Real Estate (2.8%):
Alexandria Real Estate Equities, Inc.	1,012	126
American Tower Corp.	4,407	642
Apartment Investment & Management Co., Class A	1,573	64
AvalonBay Communities, Inc.	1,380	227
Boston Properties, Inc.	1,543	190
CBRE Group, Inc., Class A(a)	3,020	143
Crown Castle International Corp.	4,145	455
Digital Realty Trust, Inc.	2,054	216
Duke Realty Investments, Inc.	3,568	94
Equinix, Inc.	792	331
Equity Residential	3,680	227
Essex Property Trust, Inc.	660	159
Extra Space Storage, Inc.	1,260	110

See notes to schedules of investments.

Security Description	Shares	Value
Federal Realty Investment Trust	732	$85
Ggp US	6,314	129
HCP, Inc.	4,692	109
Host Hotels & Resorts, Inc.	7,338	137
Iron Mountain, Inc.(b)	2,813	92
Kimco Realty Corp.	4,253	61
Mid-America Apartment Communities, Inc.	1,136	104
Prologis, Inc.	5,328	336
Public Storage	1,498	300
Realty Income Corp.	2,841	147
Regency Centers Corp.	1,485	88
SBA Communications Corp.(a)	1,165	199
Simon Property Group, Inc.	3,110	481
SL Green Realty Corp.	903	87
The Macerich Co.	1,084	61
UDR, Inc.	2,680	95
Ventas, Inc.	3,560	176
Vornado Realty Trust	1,728	116
Welltower, Inc.	3,702	201
Weyerhaeuser Co.	7,549	264
		6,252
Telecommunication Services (1.9%):
AT&T, Inc.	61,373	2,188
CenturyLink, Inc.(b)	9,724	160
Verizon Communications, Inc.	41,262	1,973
		4,321
Utilities (2.9%):
AES Corp.	6,602	75
Alliant Energy Corp.	2,313	95
Ameren Corp.	2,425	137
American Electric Power Co., Inc.	4,918	337
American Water Works Co., Inc.	1,785	147
CenterPoint Energy, Inc.	4,308	118
CMS Energy Corp.(b)	2,823	128
Consolidated Edison, Inc.	3,103	242
Dominion Resources, Inc.(b)	6,512	439
DTE Energy Co.	1,793	187
Duke Energy Corp.	6,998	542
Edison International	3,257	207
Entergy Corp.	1,807	142
Eversource Energy	3,167	187
Exelon Corp.	9,646	376
FirstEnergy Corp.	4,469	152
NextEra Energy, Inc.	4,702	769
NiSource, Inc.	3,373	81
NRG Energy, Inc.	3,016	92
PG&E Corp.	5,147	226
Pinnacle West Capital Corp.	1,118	89
PPL Corp.	6,937	196
Public Service Enterprise Group, Inc.	5,045	253
SCANA Corp.	1,426	54
Sempra Energy(b)	2,552	284
The Southern Co.	10,077	450
WEC Energy Group, Inc.	3,154	198
Xcel Energy, Inc.	5,078	231
		6,434
Total Common Stocks (Cost $56,061)		225,201

Collateral for Securities Loaned (1.4%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 1.76%(c)	422,058	422
Fidelity Investments Money Market Government Portfolio, Class I, 1.53%(c)	943,272	943
Fidelity Investments Prime Money Market Portfolio, Class I, 1.74%(c)	492,427	492

See notes to schedules of investments.

Security Description	Shares	Value
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 1.88%(c)	140,686	$141
JPMorgan Prime Money Market Fund, Capital Class, 1.77%(c)	1,266,117	1,266
Total Collateral for Securities Loaned (Cost $3,264)		3,264
Total Investments (Cost $59,325) — 100.7%		228,465
Liabilities in excess of other assets — (0.7)%		(1,533)
NET ASSETS - 100.00%		$226,932

(a)                   Non-income producing security.

(b)                   All or a portion of this security is on loan.

(c)                    Rate periodically changes. Rate disclosed is the daily yield on March 31, 2018.

PLC—Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Depreciation
E-Mini S&P 500 Futures	13	6/18/18	$1,773	$1,718	$(55)
	Total unrealized appreciation				$—
	Total unrealized depreciation				(55)
	Total net unrealized appreciation (depreciation)				$(55)

See notes to schedules of investments.

Victory Portfolios	Schedule of Portfolio Investments
Victory Munder Mid-Cap Core Growth Fund	March 31, 2018
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (99.8%)

Consumer Discretionary (13.0%):
Burlington Stores, Inc.(a)	446,900	$59,505
L Brands, Inc.(b)	298,100	11,390
Liberty Broadband Corp., Class A(a)(b)	281,361	23,859
Liberty Broadband Corp., Class C(a)	508,621	43,584
Liberty Sirius XM Group, Class A(a)	268,146	11,021
Liberty Sirius XM Group, Class C(a)	816,492	33,354
Live Nation Entertainment, Inc.(a)(b)	975,900	41,124
NVR, Inc.(a)	8,800	24,640
Ross Stores, Inc.	1,213,400	94,621
Royal Caribbean Cruises Ltd.	320,600	37,747
Thor Industries, Inc.	623,900	71,855
Wynn Resorts Ltd.	183,700	33,500
		486,200
Consumer Staples (2.5%):
Monster Beverage Corp.(a)	909,000	52,004
Pinnacle Foods, Inc.	763,300	41,295
		93,299
Energy (3.7%):
Cheniere Energy, Inc.(a)	183,000	9,781
Concho Resources, Inc.(a)	316,900	47,640
Diamondback Energy, Inc.(a)	406,900	51,481
Parsley Energy, Inc., Class A(a)	1,060,700	30,750
		139,652
Financials (15.4%):
Affiliated Managers Group, Inc.	346,200	65,633
KeyCorp	1,861,900	36,400
Northern Trust Corp.	670,000	69,096
Radian Group, Inc.	2,193,200	41,759
Reinsurance Group of America, Inc.	579,600	89,258
SLM Corp.(a)	5,014,900	56,217
SunTrust Banks, Inc.	1,038,700	70,673
SVB Financial Group(a)	398,000	95,524
TD Ameritrade Holding Corp.(b)	885,000	52,419
		576,979
Health Care (12.5%):
ABIOMED, Inc.(a)	32,600	9,486
Agilent Technologies, Inc.	918,400	61,441
Align Technology, Inc.(a)	186,200	46,760
Baxter International, Inc.	1,099,400	71,505
BioMarin Pharmaceutical, Inc.(a)(b)	611,425	49,568
Centene Corp.(a)	688,100	73,537
Dentsply Sirona, Inc.	699,400	35,187
Encompass Health Corp.	1,251,700	71,560
Zoetis, Inc.	642,400	53,647
		472,691
Industrials (16.0%):
A.O. Smith Corp.	1,161,000	73,828
AMETEK, Inc.	742,400	56,400
Carlisle Cos., Inc.	341,200	35,625
Colfax Corp.(a)	1,171,400	37,368
KAR Auction Services, Inc.	1,074,300	58,227
L3 Technologies, Inc.	240,700	50,066
Owens Corning, Inc.	330,800	26,596
Roper Technologies, Inc.	211,500	59,366
Snap-on, Inc.	148,000	21,836
Verisk Analytics, Inc., Class A(a)	486,200	50,565
WABCO Holdings, Inc.(a)	347,300	46,493
XPO Logistics, Inc.(a)	861,700	87,730
		604,100

See notes to schedules of investments.

Security Description	Shares	Value
Information Technology (21.2%):
Amphenol Corp., Class A	669,500	$57,663
CDW Corp. of Delaware	679,900	47,804
Fidelity National Information Services, Inc.	878,700	84,619
Harris Corp.	265,100	42,756
IPG Photonics Corp.(a)	341,900	79,792
Lam Research Corp.	198,500	40,327
Microchip Technology, Inc.(b)	870,500	79,529
Nvidia Corp.	93,200	21,584
Palo Alto Networks, Inc.(a)	203,500	36,939
PTC, Inc.(a)	922,000	71,925
Skyworks Solutions, Inc.	521,900	52,326
SS&C Technologies Holdings, Inc.	885,900	47,520
SYNNEX Corp.	317,100	37,545
Tyler Technologies, Inc.(a)	228,200	48,141
Western Digital Corp.	440,600	40,654
		789,124
Materials (5.4%):
Ball Corp.(b)	1,034,100	41,064
CF Industries Holdings, Inc.(b)	679,800	25,649
Eagle Materials, Inc., Class A	344,400	35,490
FMC Corp.	430,400	32,956
Freeport-McMoRan, Inc.	1,414,200	24,847
Vulcan Materials Co.	337,500	38,533
		198,539
Real Estate (7.1%):
CBRE Group, Inc., Class A(a)	1,069,200	50,488
Digital Realty Trust, Inc.(b)	453,825	47,824
Gramercy Property Trust	972,800	21,139
SBA Communications Corp.(a)	515,100	88,040
Sun Communities, Inc.	329,400	30,097
The Macerich Co.	562,100	31,489
		269,077
Utilities (3.0%):
CenterPoint Energy, Inc.	1,156,400	31,685
NiSource, Inc.(b)	1,511,250	36,134
Sempra Energy(b)	413,600	46,001
		113,820
Total Common Stocks (Cost $2,357,440)		3,743,481

Exchange-Traded Funds (1.0%)
SPDR S&P MidCap 400 ETF	110,152	37,642
Total Exchange-Traded Funds (Cost $37,572)		37,642

Collateral for Securities Loaned (1.3%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 1.76%(c)	6,209,147	6,209
Fidelity Investments Money Market Government Portfolio, Class I, 1.53%(c)	13,877,047	13,877
Fidelity Investments Prime Money Market Portfolio, Class I, 1.74%(c)	7,244,398	7,244
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 1.88%(c)	2,069,716	2,070
JPMorgan Prime Money Market Fund, Capital Class, 1.77%(c)	18,626,614	18,627
Total Collateral for Securities Loaned (Cost $48,027)		48,027
Total Investments (Cost $2,443,039) — 102.1%		3,829,150
Liabilities in excess of other assets — (2.1)%		(77,139)
NET ASSETS - 100.00%		$3,752,011

(a)                   Non-income producing security.

(b)                   All or a portion of this security is on loan.

(c)                    Rate periodically changes. Rate disclosed is the daily yield on March 31, 2018.

ETF—Exchange-Traded Fund

See notes to schedules of investments.

Victory Portfolios	Schedule of Portfolio Investments
Victory Munder Small Cap Growth Fund	March 31, 2018
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (97.3%)

Communications Equipment (1.5%):
Lumentum Holdings, Inc.(a)	819	$52
Silicom Ltd.	1,429	49
		101
Consumer Discretionary (11.9%):
At Home Group, Inc.(a)	2,299	74
Burlington Stores, Inc.(a)	1,131	151
Cavco Industries, Inc.(a)	341	59
Dave & Buster’s Entertainment, Inc.(a)	1,824	76
Five Below, Inc.(a)	1,190	87
LCI Industries	800	83
Liberty Broadband Corp., Class A(a)	1,206	102
Planet Fitness, Inc., Class A(a)	2,510	95
Tenneco, Inc.	1,379	76
The Tile Shop Holdings, Inc.	3,187	19
		822
Consumer Staples (1.9%):
Pinnacle Foods, Inc.	1,371	74
Spectrum Brands Holdings, Inc.	540	56
		130
Electronic Equipment, Instruments & Components (4.1%):
Coherent, Inc.(a)(b)	335	63
Fabrinet(a)	2,386	75
ID Systems, Inc.(a)	8,177	51
Napco Security Systems, Inc.(a)	8,173	95
		284
Energy (2.8%):
Abraxas Petroleum Corp.(a)	14,978	33
Diamondback Energy, Inc.(a)	758	96
Lonestar Resources US, Inc., Class A(a)	14,466	63
		192
Financials (7.6%):
American Business Bank(a)	867	35
Bank of The Ozarks, Inc.	1,356	65
Crawford & Co., Class A	5,895	47
Heritage Insurance Holdings, Inc.(b)	3,435	52
Radian Group, Inc.	4,209	80
Silvercrest Asset Management Group, Inc.	4,070	62
SLM Corp.(a)	5,667	64
WTB Financial Corp., Class B	351	119
		524
Health Care (24.0%):
Abeona Therapeutics, Inc.(a)	930	13
Acadia Pharmaceuticals, Inc.(a)	513	12
Adamas Pharmaceuticals, Inc.(a)(b)	845	20
Aduro Biotech, Inc.(a)	1,051	10
Advaxis, Inc.(a)	5,316	9
Agenus, Inc.(a)	3,692	17
AMN Healthcare Services, Inc.(a)	1,242	70
Array BioPharma, Inc.(a)	3,030	49
Arrowhead Pharmaceuticals, Inc.(a)	3,599	26
AtriCure, Inc.(a)(b)	3,265	67
Axogen, Inc.(a)	1,265	46
Bluebird Bio, Inc.(a)	233	40
Cambrex Corp.(a)	940	49
Cellectis SA, ADR(a)	683	22
Cidara Therapeutics, Inc.(a)(b)	2,207	9
Clovis Oncology, Inc.(a)	189	10
Corium International, Inc.(a)	4,686	53
Dexcom, Inc.(a)(b)	474	35
Dynavax Technologies Corp.(a)	1,557	31
Encompass Health Corp.	1,373	78

See notes to schedules of investments.

Security Description	Shares	Value
Esperion Therapeutics, Inc.(a)	282	$20
Foamix Pharmaceuticals Ltd.(a)	3,583	18
GenMark Diagnostics, Inc.(a)	6,439	35
Iovance Biotherapeutics, Inc.(a)	1,246	21
Jounce Therapeutics, Inc.(a)(b)	610	14
Lexicon Pharmaceuticals(a)	1,557	13
Madrigal Pharmaceuticals, Inc.(a)(b)	306	36
Merit Medical Systems, Inc.(a)	3,069	140
MiMedx Group, Inc.(a)(b)	2,981	21
Nektar Therapeutics(a)	993	105
Neurocrine Biosciences, Inc.(a)	660	54
Omeros Corp.(a)(b)	1,570	18
Portola Pharmaceuticals, Inc.(a)	1,591	52
RadNet, Inc.(a)	6,211	90
Reata Pharmaceuticals, Inc.(a)	1,000	21
Rigel Pharmaceuticals, Inc.(a)	7,053	25
Spark Therapeutics, Inc.(a)(b)	394	26
Stemline Therapeutics, Inc.(a)	1,858	28
Synergy Pharmaceuticals, Inc.(a)(b)	13,507	25
Teligent, Inc.(a)	3,312	11
TG Therapeutics, Inc.(a)(b)	1,841	26
Ultragenyx Pharmaceutical, Inc.(a)	443	23
Veeva Systems, Inc.(a)	1,205	88
Viking Therapeutics, Inc.(a)	5,814	25
Vital Therapies, Inc.(a)	3,807	26
Xencor, Inc.(a)	1,244	37
		1,664
Industrials (15.8%):
Apogee Enterprises, Inc.	2,153	94
Astronics Corp.(a)	1,867	70
BWX Technologies, Inc.	1,132	72
Caesarstone Sdot Yam Ltd.	1,087	22
Casella Waste Systems, Inc.(a)	3,750	88
Comfort Systems USA, Inc.	1,367	56
Continental Building Products, Inc.(a)	2,945	84
Knight-Swift Transportation Holdings, Inc.	1,572	72
Marten Transport Ltd.	4,725	108
Mueller Water Products, Inc., Class A	4,929	54
On Assignment, Inc.	1,694	139
PGT, Inc.(a)	3,956	74
Trex Co., Inc.(a)	657	71
TrueBlue, Inc.(a)	2,177	56
Tutor Perini Corp.(a)(b)	1,722	38
		1,098
Internet Software & Services (4.8%):
Box, Inc.(a)	3,362	69
Dropbox, Inc.(a)	139	4
GoDaddy, Inc., Class A(a)	1,504	93
j2 Global, Inc.	512	40
LivePerson, Inc.(a)	4,008	66
LogMeIn, Inc.	570	66
		338
IT Services (5.0%):
EPAM Systems, Inc.(a)	1,124	128
Euronet Worldwide, Inc.(a)	906	72
WNS Holdings Ltd., ADR(a)	3,197	144
		344
Materials (2.9%):
Summit Materials, Inc., Class A(a)	2,231	67
Trinseo SA	1,001	74
US Concrete, Inc.(a)(b)	936	57
		198
Real Estate (3.4%):
Firstservice Corp.	897	66

See notes to schedules of investments.

Security Description	Shares	Value
Retail Opportunity Investments Corp.	2,839	$50
Rexford Industrial Realty, Inc.	1,983	57
Sun Communities, Inc.	673	62
		235
Semiconductors & Semiconductor Equipment (3.2%):
Cavium, Inc.(a)	555	44
Inphi Corp.(a)	1,344	40
ON Semiconductor Corp.(a)	5,686	140
		224
Software (7.3%):
Imperva, Inc.(a)	1,625	70
Proofpoint, Inc.(a)	451	51
PTC, Inc.(a)	1,189	93
QAD, Inc.	2,947	123
SS&C Technologies Holdings, Inc.	1,749	94
Zendesk, Inc.(a)(b)	889	43
Zix Corp.(a)	8,920	38
		512
Telecommunication Services (1.1%):
Vonage Holdings Corp.(a)	6,906	74
Total Common Stocks (Cost $5,413)		6,740

Exchange-Traded Funds (2.7%)
iShares Russell 2000 Growth ETF	981	187
Total Exchange-Traded Funds (Cost $165)		187

Collateral for Securities Loaned (6.7%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 1.76%(c)	60,098	60
Fidelity Investments Money Market Government Portfolio, Class I, 1.53%(c)	134,316	134
Fidelity Investments Prime Money Market Portfolio, Class I, 1.74%(c)	70,119	70
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 1.88%(c)	20,033	20
JPMorgan Prime Money Market Fund, Capital Class, 1.77%(c)	180,287	180
Total Collateral for Securities Loaned (Cost $464)		464
Total Investments (Cost $6,042) — 106.7%		7,391
Liabilities in excess of other assets — (6.7)%		(462)
NET ASSETS - 100.00%		$6,929

(a)                   Non-income producing security.

(b)                   All or a portion of this security is on loan.

(c)                    Rate periodically changes. Rate disclosed is the daily yield on March 31, 2018.

ADR—American Depositary Receipt

ETF—Exchange-Traded Fund

See notes to schedules of investments.

Victory Portfolios	Schedule of Portfolio Investments
Victory Trivalent Emerging Markets Small-Cap Fund	March 31, 2018
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Fair Value(a)
Common Stocks (98.5%)

Brazil (4.9%):

Consumer Discretionary (1.3%):
Construtora Tenda SA (b)	16,800	$134

Consumer Staples (0.5%):
Sao Martinho SA	9,300	49

Energy (0.7%):
Qgep Paticipacoes SA	20,200	70

Financials (0.7%):
Banco Do Estado Do Rio Grande Do SUL SA	10,800	66

Health Care (0.5%):
Fleury SA	6,100	50

Industrials (0.5%):
EcoRodovias Infraestrutura e Logistica SA	18,400	49

Utilities (0.7%):
Companhia de Saneamento de Minas Gerais	4,500	66
		484
China (13.2%):

Consumer Discretionary (4.0%):
China Yongda Automobiles Services Holdings Ltd.	62,500	67
Hiroca Holdings Ltd.	19,000	71
Tianneng Power International Ltd.	58,000	69
Wuxi Little Swan Co. Ltd., Class B	10,658	69
Zhongsheng Group Holdings Ltd.	41,500	114
		390
Energy (0.3%):
Hilong Holdings Ltd.	217,000	34

Health Care (0.9%):
YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H (c)(d)	19,000	88

Industrials (1.9%):
China Lesso Group Holdings Ltd.	84,000	64
Lonking Holdings Ltd.	183,000	79
Shenzhen Expressway Co. Ltd., Class H	48,000	49
		192
Information Technology (3.6%):
Autohome, Inc., ADR	645	55
BYD Electronic (International) Co. Ltd.	22,500	43
Hua Hong Semiconductor Ltd. (c)	36,000	72
Xinyi Solar Holdings Ltd.	174,000	71
Yangtze Optical Fibre and Cable Joint Stock Co. Ltd. (b)(c)	11,000	52
YY, Inc., ADR (b)	595	62
		355
Real Estate (1.4%):
Logan Property Holdings Co. Ltd.	92,000	142

Telecommunication Services (0.5%):
China Communications Services Corp. Ltd.	80,000	48

Utilities (0.6%):
Huaneng Renewables Corp. Ltd.	152,000	57
		1,306
Cyprus (0.6%):

Financials (0.6%):
TCS Group Holding PLC, GDR	2,860	63

Egypt (1.4%):

Financials (0.6%):
Credit Agricole Egypt	20,420	58

Real Estate (0.8%):
Six of October Development & Investment (b)	50,612	78
		136

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Greece (1.4%):

Consumer Discretionary (0.9%):
FF Group (b)	4,637	$90

Industrials (0.5%):
Mytilineos Holdings SA	4,489	48
		138
Hong Kong (8.5%):

Consumer Staples (1.7%):
China Agri-Industries Holdings Ltd.	129,000	57
Health And Happiness H&H International Holdings Ltd. (b)	14,000	107
		164
Financials (0.6%):
Far East Horizon Ltd.	52,000	55

Health Care (1.1%):
Ssy Group Ltd.	122,000	108

Industrials (0.5%):
Sinotruk Hong Kong Ltd. (d)	43,000	51

Information Technology (0.8%):
Kingboard Laminates Holdings Ltd.	53,500	79

Materials (2.0%):
China Resources Cement Holdings Ltd.	124,000	108
Lee & Man Paper Manufacturing Ltd.	86,000	92
		200
Real Estate (0.7%):
Shenzhen Investment Ltd.	170,000	73

Utilities (1.1%):
Canvest Environmental Protection Group Co. Ltd. (d)	92,000	53
China Water Affairs Group Ltd.	58,000	59
		112
		842
India (12.8%):

Consumer Discretionary (2.1%):
PC Jeweller Ltd.	12,698	63
Srf Ltd.	1,705	51
Sundram Fasteners Ltd.	10,986	94
		208
Consumer Staples (0.4%):
Balrampur Chini Mills Ltd.	37,654	44

Energy (0.5%):
Mangalore Refinery and Petrochemicals Ltd.	26,624	45

Financials (2.3%):
BSE Ltd.	6,092	71
Dewan Housing Finance Corp. Ltd.	5,723	45
Indian Bank	11,285	53
Muthoot Finance Ltd.	9,241	58
		227
Health Care (1.4%):
Ipca Laboratories Ltd.	5,410	55
Jubilant Life Sciences Ltd.	6,074	79
		134
Industrials (3.0%):
Dilip Buildcon Ltd. (c)	3,600	56
IRB Infrastructure Developers Ltd.	24,173	83
KEC International Ltd.	15,188	92
NRB Bearings Ltd.	27,022	64
		295
Information Technology (0.7%):
Mphasis Ltd.	5,273	68

Materials (1.0%):
Dalmia Bharat Ltd.	2,180	97

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Real Estate (0.5%):
Sobha Ltd.	6,280	$49

Utilities (0.9%):
Indraprastha Gas Ltd.	11,438	49
VA Tech Wabag Ltd.	5,749	44
		93
		1,260
Indonesia (0.7%):

Telecommunication Services (0.7%):
PT Link Net TBK	177,400	67

Jersey (0.6%):

Information Technology (0.6%):
WNS Holdings Ltd., ADR (b)	1,414	64

Korea, Republic Of (18.3%):

Consumer Discretionary (1.7%):
F&F Co. Ltd.	2,135	81
GS Home Shopping, Inc.	225	40
SL Corp.	2,453	48
		169
Consumer Staples (1.5%):
Dongwon Industries Co. Ltd.	245	69
Maeil Dairies Co. Ltd.	1,384	82
		151
Financials (1.5%):
KIWOOM Securities Co. Ltd.	991	100
Meritz Fire & Marine Insurance Co. Ltd.	2,156	43
		143
Health Care (4.6%):
Chong Kun Dang Pharmaceutical Corp.	471	57
Dentium Co. Ltd.	1,584	121
Interojo Co. Ltd.	1,729	66
Korea United Pharmaceuticals, Inc.	2,002	52
Samjin Pharmaceutical Co. Ltd.	1,830	75
Value Added Technology Co. Ltd.	2,160	82
		453
Industrials (1.1%):
Hyundai Construction Equipment Co. Ltd. (b)	248	41
LS Industrial Systems Co. Ltd.	1,148	67
		108
Information Technology (4.1%):
Com2us Corp.	431	76
DuzonBizon Co. Ltd.	1,871	104
Seoul Semiconductor Co. Ltd.	2,784	53
SFA Engineering Corp.	2,592	85
Tes Co. Ltd.	3,092	86
		404
Materials (3.1%):
Korea Petrochemical Ind Co. Ltd.	272	75
Poongsan Corp.	2,612	95
POSCO CHEMTECH Co. Ltd.	3,106	140
		310
Real Estate (0.7%):
Korea Real Estate Investment & Trust Co. Ltd.	22,809	65
		1,803
Luxembourg (1.0%):

Materials (1.0%):
Ternium SA, ADR	3,067	100

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Malaysia (5.2%):

Consumer Discretionary (0.6%):
Padini Holdings Berhad (d)	53,700	$61

Energy (0.9%):
Serba Dinamik Holdings BHD	103,700	91

Health Care (0.6%):
Top Glove Corp.	22,300	56

Industrials (1.7%):
AirAsia Berhad	69,000	71
Muhibbah Engineering (M) BHD	130,400	99
		170
Real Estate (0.8%):
Uoa Development Berhad	121,100	76

Utilities (0.6%):
Gas Malaysia Berhad	79,800	59
		513
Mexico (2.2%):

Consumer Discretionary (0.5%):
Consorcio ARA SAB de CV	125,920	49

Financials (0.5%):
Bolsa Mexicana de Valores SAB de CV	26,486	51

Real Estate (1.2%):
Concentradora Fibra Danhos S	34,737	58
Macquarie Mexico Real Estate Management SA de CV	53,674	60
		118
		218
Pakistan (0.6%):

Energy (0.6%):
Mari Petroleum Co. Ltd.	4,400	56

Philippines (2.3%):

Consumer Discretionary (1.2%):
Bloomberry Resorts Corp. (b)	434,900	121

Industrials (0.4%):
Cebu Air, Inc.	22,190	40

Real Estate (0.7%):
Vista Land & Lifescapes, Inc.	530,900	66
		227
Poland (0.6%):

Financials (0.6%):
Warsaw Stock Exchange	5,089	62

Russian Federation (1.0%):

Industrials (0.6%):
Aeroflot - Russian Airlines PJSC	20,700	56

Telecommunication Services (0.4%):
Sistema PJSC FC, GDR	11,496	46
		102
Singapore (0.9%):

Real Estate (0.9%):
Yanlord Land Group Ltd.	70,600	91

South Africa (3.9%):

Consumer Staples (0.9%):
Astral Foods Ltd.	3,184	85

Energy (0.5%):
Exxaro Resources Ltd.	5,199	48

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Industrials (1.1%):
Barloword Ltd.	7,619	$107

Materials (0.7%):
Sappi Ltd.	10,952	71

Real Estate (0.7%):
Vukile Property Fund Ltd.	38,841	72
		383
Taiwan (14.8%):

Consumer Discretionary (1.8%):
Gourmet Master Co. Ltd.	4,200	55
KMC Kuei Meng International, Inc.	27,000	125
		180
Financials (0.7%):
King’s Town Bank Co. Ltd.	50,000	64

Health Care (0.6%):
St.Shine Optical Co. Ltd.	2,000	59

Industrials (1.6%):
Kung Long Batteries Industrial Co. Ltd.	16,000	80
Turvo International Co. Ltd.	20,000	74
		154
Information Technology (8.1%):
Chilisin Electronics Corp.	15,000	54
Chipbond Technology Corp.	37,000	88
Chroma ATE, Inc.	19,000	118
Compeq Manufacturing Co. Ltd.	46,000	48
Epistar Corp. (b)	36,000	52
Flexium Interconnect, Inc.	16,445	57
Getac Technology Corp.	46,000	67
Holtek Semiconductor, Inc.	24,000	65
Powertech Technology, Inc.	26,000	82
Tripod Technology Corp.	29,000	98
Win Semiconductors Corp.	7,000	76
		805
Materials (2.0%):
China General Plastics Corp.	134,440	145
Feng Hsin Steel Co. Ltd.	27,000	55
		200
		1,462
Thailand (2.1%):

Financials (0.8%):
Thanachart Capital PCL	47,200	79

Health Care (0.8%):
Mega Lifesciences Public Co. Ltd. - NVDR	57,200	81

Real Estate (0.5%):
Supalai PCL	62,500	44
		204
Turkey (1.5%):

Industrials (0.9%):
Tekfen Holding AS	21,874	95

Materials (0.6%):
Anadolu CAM Sanayii AS	64,581	56
		151
Total Common Stocks (Cost $8,421)		9,732

Exchange-Traded Funds (0.5%)

United States (0.5%):
iShares MSCI Emerging Markets Small-Cap ETF	935	50
Total Exchange-Traded Funds (Cost $50)		50

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Collateral for Securities Loaned (0.8%)

United States (0.8%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 1.76%(e)	10,289	$10
Fidelity Investments Money Market Government Portfolio, Class I, 1.53%(e)	22,996	23
Fidelity Investments Prime Money Market Portfolio, Class I, 1.74%(e)	12,005	12
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 1.88%(e)	3,430	3
JPMorgan Prime Money Market Fund, Capital Class, 1.77%(e)	30,866	31
Total Collateral for Securities Loaned (Cost $79)		79
Total Investments (Cost $8,550) — 99.8%		9,861
Other assets in excess of liabilities — 0.2%		19
NET ASSETS - 100.00%		$9,880

(a)                       All securities, except those traded on exchanges in the United States (including ADRs), Brazil and Mexico were fair valued at March 31, 2018. See Note 1 for further information.

(b)                       Non-income producing security.

(c)                        Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of March 31, 2018, the fair value of these securities was $268 (thousands) and amounted to 2.7% of net assets.

(d)                       All or a portion of this security is on loan.

(e)                        Rate periodically changes. Rate disclosed is the daily yield on March 31, 2018.

ADR—American Depositary Receipt

ETF—Exchange-Traded Fund

GDR—Global Depository Receipt

NVDR—Non-Voting Depository Receipt

PCL—Public Company Limited

PLC—Public Limited Company

See notes to schedules of investments.

Victory Portfolios	Schedule of Portfolio Investments
Victory Trivalent International Fund-Core Equity	March 31, 2018
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Fair Value(a)
Common Stocks (95.6%)

Australia (4.5%):

Consumer Discretionary (0.4%):
Aristocrat Leisure Ltd.	5,637	$105

Energy (0.6%):
Beach Energy Ltd.	102,078	97
Santos Ltd.	18,849	75
		172
Financials (1.5%):
Australia & New Zealand Banking Group Ltd.	4,506	94
Macquarie Group Ltd.	2,857	227
National Australia Bank Ltd.	3,801	84
		405
Industrials (0.4%):
Qantas Airways Ltd.	22,862	103

Information Technology (0.3%):
Computershare, Ltd.	5,817	78

Materials (1.0%):
RIO Tinto Ltd.	5,145	291

Real Estate (0.3%):
Mirvac Group	47,805	80
		1,234
Austria (0.7%):

Financials (0.4%):
Erste Group Bank AG	2,078	104

Materials (0.3%):
Voestalpine AG	1,465	77
		181
Belgium (0.8%):

Financials (0.5%):
KBC Groep NV	1,514	132

Materials (0.3%):
Solvay SA	560	78
		210
Brazil (1.7%):

Financials (0.7%):
Banco Santander Brasil SA	16,300	197

Materials (0.5%):
Vale SA	10,000	128

Telecommunication Services (0.5%):
TIM Participacoes SA	27,700	121
		446
Canada (5.9%):

Consumer Discretionary (0.4%):
Magna International, Inc.	1,911	108

Consumer Staples (0.3%):
Premium Brands Holdings Corp.	952	88

Energy (1.7%):
EnCana Corp.	10,353	114
Gran Tierra Energy, Inc. (b)	42,830	119
Parex Resources, Inc. (b)	11,316	159
Suncor Energy, Inc.	2,361	82
		474
Financials (2.4%):
Bank of Montreal	1,538	116
Canadian Imperial Bank of Commerce	2,168	191
Industrial Alliance Insurance	2,184	90
Sun Life Financial, Inc.	3,349	138

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
The Bank of Nova Scotia	1,745	$107
		642
Industrials (0.4%):
Air Canada (b)	4,588	95

Materials (0.7%):
HudBay Minerals, Inc.	9,278	66
Teck Resources Ltd., Class B	5,057	130
		196
		1,603
China (6.7%):

Consumer Discretionary (0.3%):
Vipshop Holdings Ltd., ADR (b)	4,678	78

Energy (0.3%):
China Petroleum & Chemical Corp., Class H	94,000	83

Financials (1.6%):
Bank of China Ltd.	238,275	130
Industrial & Commercial Bank of China Ltd.	235,250	205
PICC Property & Casualty Co. Ltd., Class H	56,000	99
		434
Health Care (0.3%):
Sinopharm Group Co. Ltd.	17,200	86

Industrials (0.6%):
China Railway Construction Corp. Ltd.	90,575	91
Zhejiang Expressway Co. Ltd., Class H	64,000	66
		157
Information Technology (2.6%):
Alibaba Group Holding Ltd., ADR (b)	1,457	268
Tencent Holdings Ltd.	5,800	311
YY, Inc., ADR (b)	1,309	138
		717
Real Estate (0.5%):
Country Garden Holdings Co. Ltd.	69,000	144

Utilities (0.5%):
ENN Energy Holdings Ltd.	14,000	126
		1,825
Denmark (1.2%):

Financials (0.5%):
Danske Bank A/S	3,365	126

Health Care (0.4%):
H. Lundbeck A/S	2,068	116

Utilities (0.3%):
Dong Energy A/S (c)	1,449	95
		337
France (6.3%):

Consumer Discretionary (1.2%):
LVMH Moet Hennessy Louis Vuitton SA	571	176
Renault SA	1,183	144
		320
Consumer Staples (0.7%):
Pernod Ricard SA	1,142	190

Energy (0.7%):
Total SA (d)	3,523	202

Financials (1.2%):
AXA SA	2,695	72
BNP Paribas SA	3,285	243
		315
Industrials (0.8%):
Teleperformance	814	126

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Vinci SA	960	$95
		221
Information Technology (0.3%):
Atos SE	616	84

Real Estate (0.4%):
Nexity SA	1,638	105

Telecommunication Services (0.4%):
Orange SA	6,766	115

Utilities (0.6%):
Rubis	1,153	83
Veolia Environnement SA	3,373	80
		163
		1,715
Germany (6.3%):

Consumer Discretionary (1.7%):
Continental AG	376	104
Daimler AG, Registered Shares	1,430	122
TUI AG	6,928	148
Volkswagen AG	387	77
		451
Financials (1.0%):
Allianz SE	421	95
Hannover Rueck SE	1,310	179
		274
Health Care (0.6%):
Fresenius SE & Co. KGaA	2,072	158

Industrials (0.9%):
Deutsche Lufthansa AG	3,286	105
MTU Aero Engines Holding AG	453	77
Siemens AG	589	75
		257
Information Technology (0.3%):
Infineon Technologies AG	2,785	75

Materials (1.1%):
BASF SE	1,984	201
Covestro AG (c)	1,150	113
		314
Real Estate (0.4%):
Deutsche Wohnen AG	2,313	108

Telecommunication Services (0.3%):
Deutsche Telekom AG, Registered Shares	4,801	79
		1,716
Hong Kong (4.3%):

Consumer Discretionary (1.4%):
Galaxy Entertainment Group Ltd.	20,000	184
Geely Automobile Holdings Ltd.	33,000	97
Haier Electronics Group Co. Ltd.	28,000	100
		381
Consumer Staples (0.7%):
WH Group Ltd. (c)	166,500	178

Financials (0.4%):
BOC Hong Kong Holdings Ltd.	19,500	96

Industrials (0.4%):
CK Hutchison Holdings Ltd.	9,000	108

Real Estate (0.6%):
CK Asset Holdings Ltd.	9,395	80
Sun Hung KAI Properties Ltd.	6,000	95
		175
Telecommunication Services (0.2%):
HKT Trust & HKT Ltd.	54,000	68

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Utilities (0.6%):
CK Infrastructure Holdings Ltd.	11,000	$90
CLP Holdings Ltd.	6,000	61
		151
		1,157
India (1.5%):

Energy (0.4%):
Reliance Industries Ltd.	7,695	105

Financials (0.5%):
Indiabulls Housing Finance Ltd.	7,266	139

Information Technology (0.3%):
HCL Technologies Ltd.	5,290	79

Utilities (0.3%):
Power Grid Corp. of India Ltd.	27,126	81
		404
Ireland (1.3%):

Health Care (1.0%):
ICON PLC (b)	1,438	170
Shire PLC	2,262	113
		283
Industrials (0.3%):
DCC PLC	849	78
		361
Israel (0.2%):

Information Technology (0.2%):
Check Point Software Technologies Ltd. (b)	639	63

Italy (1.1%):

Telecommunication Services (0.3%):
Telecom Italia SpA (b)	72,812	69

Utilities (0.8%):
A2A SpA	43,240	83
Enel SpA	22,417	137
		220
		289
Japan (17.0%):

Consumer Discretionary (3.0%):
Honda Motor Co. Ltd.	5,800	201
Koito Manufacturing Co. Ltd.	2,100	147
Sekisui House Ltd.	6,000	110
Sony Corp.	6,100	300
Suzuki Motor Corp.	1,700	92
		850
Consumer Staples (1.5%):
Asahi Group Holdings Ltd.	3,900	210
Matsumotokiyoshi Holdings Co. Ltd.	2,600	110
Toyo Suisan Kaisha Ltd.	2,000	79
		399
Financials (2.5%):
Chiba Bank Ltd.	11,700	96
Mitsubishi UFJ Financial Group, Inc.	18,400	122
ORIX Corp.	11,500	206
Sumitomo Mitsui Financial Group, Inc.	2,925	124
Tokio Marine Holdings, Inc. (d)	2,900	132
		680
Health Care (1.3%):
Astellas Pharma, Inc.	8,900	136
Hoya Corp.	1,400	71

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Shionogi & Co. Ltd.	2,600	$135
		342
Industrials (3.5%):
Asahi Glass Co. Ltd.	2,500	105
Central Japan Railway Co.	900	172
ITOCHU Corp. (d)	6,800	133
Mitsubishi Electric Corp.	6,200	100
Mitsui & Co. Ltd.	5,200	89
OBAYASHI Corp.	8,700	96
SMC Corp.	400	163
Taisei Corp.	1,800	92
		950
Information Technology (2.2%):
Canon, Inc.	2,900	105
Nexon Co. Ltd. (b)	4,800	81
Nintendo Co., Ltd.	200	89
Tokyo Electron Ltd.	1,700	315
		590
Materials (0.9%):
Tosoh Corp.	4,100	81
UBE Industries Ltd.	5,300	155
		236
Real Estate (0.9%):
Daiwa House Industry Co. Ltd.	6,700	258

Telecommunication Services (0.9%):
KDDI Corp.	3,700	95
Nippon Telegraph & Telephone Corp.	3,500	164
		259
Utilities (0.3%):
Kansai Electric Power Co.	6,800	89
		4,653
Korea, Republic Of (3.3%):

Consumer Discretionary (0.4%):
LG Electronics, Inc.	1,096	113

Consumer Staples (0.3%):
E-MART, Inc.	300	77

Financials (0.7%):
Industrial Bank of Korea	7,389	109
Shinhan Financial Group Co. Ltd.	1,680	72
		181
Information Technology (1.2%):
Samsung Electronics Co. Ltd.	140	327

Materials (0.7%):
Lotte Chemical Corp.	249	102
POSCO	295	94
		196
		894
Luxembourg (0.8%):

Materials (0.8%):
Arcelormittal	7,052	224

Malaysia (1.0%):

Financials (0.4%):
CIMB Group Holdings Berhad	53,200	99

Health Care (0.3%):
Top Glove Corp.	32,800	83

Industrials (0.3%):
AirAsia Berhad	87,600	90
		272

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Mexico (0.7%):

Consumer Staples (0.3%):
Gruma SAB de CV, Class B (d)	6,517	$75

Telecommunication Services (0.4%):
America Movil SAB de CV	112,877	107
		182
Netherlands (1.2%):

Financials (0.8%):
ING Groep NV	7,848	132
NN Group NV	2,074	92
		224
Industrials (0.4%):
AerCap Holdings NV (b)	2,188	111
		335
Poland (0.5%):

Consumer Staples (0.5%):
Dino Polska SA (b)(c)	5,500	140

Portugal (0.5%):

Energy (0.5%):
Galp Energia SGPS SA	7,755	146

Russian Federation (0.9%):

Energy (0.5%):
LUKOIL PJSC, ADR	1,805	125

Financials (0.4%):
Sberbank of Russia PJSC	25,210	112
		237
Singapore (1.1%):

Financials (0.8%):
DBS Group Holdings Ltd.	10,200	215

Information Technology (0.3%):
Venture Corp. Ltd.	3,700	80
		295
South Africa (1.0%):

Consumer Discretionary (0.7%):
Naspers Ltd.	751	184

Materials (0.3%):
Sappi Ltd.	12,589	81
		265
Spain (2.0%):

Energy (0.4%):
Repsol SA	6,233	111

Financials (0.3%):
Banco Santander SA	13,352	87

Industrials (0.6%):
ACS, Actividades de Construccion y Servicios SA	2,003	78
Aena SA (c)	424	86
		164
Information Technology (0.4%):
Amadeus IT Holding SA	1,300	96

Telecommunication Services (0.3%):
Telefonica SA	8,137	81
		539

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Sweden (1.6%):

Industrials (0.9%):
Atlas Copco AB, A Shares	1,947	$85
Volvo AB, Class B	8,736	160
		245
Materials (0.3%):
Boliden AB	2,846	100

Telecommunication Services (0.4%):
Tele2 AB	8,400	101
		446
Switzerland (7.2%):

Consumer Staples (1.9%):
Nestle SA, Registered Shares	5,395	426
Oriflame Holding AG	1,739	84
		510
Financials (1.0%):
Swiss Life Holding AG	612	218
UBS Group AG, Registered Shares	3,839	68
		286
Health Care (2.6%):
Lonza Group AG, Registered Shares	832	196
Novartis AG	3,288	266
Roche Holding AG	1,032	237
		699
Industrials (0.4%):
Georg Fischer AG	82	110

Information Technology (0.9%):
Logitech International SA	3,328	122
Stmicroelectronics NV	5,492	122
		244
Materials (0.4%):
Glencore PLC	22,450	112
		1,961
Taiwan (2.9%):

Consumer Staples (0.3%):
President Chain Store Corp.	8,000	81

Financials (0.4%):
CTBC Financial Holding Co. Ltd.	159,000	115

Information Technology (2.2%):
Asustek Computer, Inc.	9,000	84
Powertech Technology, Inc.	59,000	186
Taiwan Semiconductor Manufacturing Co. Ltd.	25,000	212
Win Semiconductors Corp.	10,000	109
		591
		787
Thailand (0.3%):

Telecommunication Services (0.3%):
Advanced INFO Service	13,900	92

Turkey (0.7%):

Financials (0.4%):
Turkiye Is Bankasi	56,055	102

Telecommunication Services (0.3%):
Turkcell Iletisim Hizmetleri AS	21,492	82
		184
United Kingdom (10.1%):

Consumer Discretionary (0.8%):
Barratt Developments PLC	9,490	70
Fiat DaimlerChrysler Automobiles NV	3,760	77

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
JD Sports Fashion PLC	16,514	$78
		225
Consumer Staples (2.4%):
Associated British Foods PLC	2,060	72
British American Tobacco PLC	1,910	110
Diageo PLC	6,253	212
Tate & Lyle PLC	10,438	80
Tesco PLC	57,046	165
		639
Energy (1.3%):
BP PLC	41,046	277
Cairn Energy PLC (b)	28,066	81
		358
Financials (2.7%):
3I Group PLC	18,646	225
Direct Line Insurance Group PLC	16,012	86
HSBC Holdings PLC	19,402	182
Lloyds Banking Group PLC	191,561	174
Prudential PLC	3,213	80
		747
Health Care (1.2%):
AstraZeneca PLC	1,720	118
GlaxoSmithKline PLC	4,959	96
Smith & Nephew PLC	5,905	111
		325
Industrials (0.8%):
Ashtead Group PLC	8,227	224

Materials (0.3%):
RPC Group PLC	7,010	76

Telecommunication Services (0.6%):
Vodafone Group PLC	57,618	158
		2,752
United States (0.3%):

Consumer Discretionary (0.3%):
Carnival PLC	1,214	78
Total Common Stocks (Cost $21,885)		26,023

Preferred Stocks (0.6%)

Brazil (0.6%):

Energy (0.6%):
Petroleo Brasileiro SA (b)	25,400	165
Total Preferred Stocks (Cost $118)		165

Exchange Traded Funds (2.5%)

United States (2.5%):
iShares Core MSCI EAFE ETF	7,245	477
iShares Core MSCI Emerging Markets ETF	3,543	207
		684
Total Exchange Traded Funds (Cost $686)		684

Collateral for Securities Loaned (0.8%)

United States (0.8%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 1.76%(e)	26,477	26
Fidelity Investments Money Market Government Portfolio, Class I, 1.53%(e)	59,175	59
Fidelity Investments Prime Money Market Portfolio, Class I, 1.74%(e)	30,892	31
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 1.88%(e)	8,826	9

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
JPMorgan Prime Money Market Fund, Capital Class, 1.77%(e)	79,429	$79
Total Collateral for Securities Loaned (Cost $204)		204
Total Investments (Cost $22,893) — 99.5%		27,076
Other assets in excess of liabilities — 0.5%		124
NET ASSETS - 100.00%		$27,200

(a)	All securities, except those traded on exchanges in the United States (including ADRs), Brazil, Canada and Mexico were fair valued at March 31, 2018. See Note 1 for further information.
(b)	Non-income producing security.
(c)

Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of March 31, 2018, the fair value of these securities was $612 (thousands) and amounted to 2.2% of net assets.

(d)	All or a portion of this security is on loan.
(e)	Rate periodically changes. Rate disclosed is the daily yield on March 31, 2018.

ADR—American Depositary Receipt

ETF—Exchange-Traded Fund

PLC—Public Limited Company

See notes to schedules of investments.

Victory Portfolios	Schedule of Portfolio Investments
Victory Trivalent International Small-Cap Fund	March 31, 2018
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Fair Value(a)
Common Stocks (98.1%)

Australia (4.8%):

Consumer Discretionary (0.4%):
The Star Entertainment Group Ltd.	1,413,800	$5,786

Consumer Staples (0.4%):
Metcash Ltd.	2,626,541	6,355

Energy (0.7%):
Beach Energy Ltd.	12,303,530	11,722

Financials (0.4%):
BT Investment Management Ltd.	821,602	6,410

Industrials (0.7%):
Downer Edi Ltd.	965,120	4,796
Seven Group Holdings Ltd. (b)	496,961	6,752
		11,548
Materials (1.3%):
CSR Ltd.	2,490,849	9,989
Mineral Resources Ltd.	523,840	6,944
OZ Minerals Ltd.	719,954	5,034
		21,967
Real Estate (0.7%):
Charter Hall Group	2,508,699	11,103

Telecommunication Services (0.2%):
Amaysim Australia Ltd. (b)	3,699,974	3,271
		78,162
Belgium (0.5%):

Real Estate (0.5%):
Warehouses De Pauw SCA	70,768	8,800

Canada (7.9%):

Consumer Discretionary (1.4%):
BRP, Inc.	179,968	6,913
Canada Goose Holdings, Inc. (b)(c)	231,231	7,728
Entertainment One Ltd.	1,716,992	6,795
Sleep Country Canada Holdings, Inc. (d)	55,037	1,457
		22,893
Consumer Staples (0.6%):
Premium Brands Holdings Corp.	105,273	9,684

Energy (1.7%):
Enerflex Ltd.	411,932	4,912
Gran Tierra Energy, Inc. (c)	2,319,888	6,447
Parex Resources, Inc. (c)	746,884	10,506
Tamarack Valley Energy Ltd. (c)	2,840,027	6,173
		28,038
Financials (0.3%):
Canadian Western Bank (b)	178,166	4,571

Industrials (1.6%):
Air Canada (c)	289,985	6,026
Maxar Technologies Ltd.	87,295	4,038
New Flyer Industries, Inc.	113,533	5,161
TFI International, Inc.	225,711	5,801
Wsp Global, Inc. (b)	105,485	4,859
		25,885
Materials (1.3%):
HudBay Minerals, Inc.	728,215	5,155
Iamgold Corp. (c)	1,732,494	8,984
Interfor Corp. (c)	376,421	6,864
		21,003
Real Estate (0.7%):
Canadian Apartment Properties REIT (b)	206,642	5,959
Tricon Capital Group, Inc. (b)	667,757	5,106
		11,065

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Utilities (0.3%):
Capital Power Corp.	308,838	$5,811
		128,950
Cayman Islands (0.3%):

Consumer Discretionary (0.3%):
Nexteer Automotive Group Ltd.	2,922,000	4,467

Denmark (1.3%):

Consumer Staples (0.5%):
Royal Unibrew A/S	114,580	7,608

Financials (0.3%):
Jyske Bank A/S	76,682	4,560

Health Care (0.5%):
GN Store Nord A/S (b)	231,451	8,210
		20,378
Finland (1.2%):

Industrials (0.9%):
Cramo Oyj (b)	347,957	7,258
Valmet Oyj	339,519	6,806
		14,064
Telecommunication Services (0.3%):
DNA Oyj (b)	229,186	4,974
		19,038
France (8.2%):

Consumer Discretionary (1.5%):
Faurecia Manufacture Automoblie Parts	120,198	9,725
Seb SA	28,622	5,474
Television Francaise	338,159	4,591
Trigano SA	26,411	4,780
		24,570
Financials (0.3%):
SCOR SE	124,567	5,085

Health Care (1.0%):
Ipsen SA	110,655	17,198

Industrials (2.3%):
Eiffage SA	127,437	14,512
Elis SA	171,575	4,248
Teleperformance	115,620	17,928
		36,688
Information Technology (1.1%):
Alten Ltd.	95,441	9,200
Worldline SA (c)(d)	157,515	8,004
		17,204
Materials (1.0%):
Arkema SA	122,156	15,945

Real Estate (0.6%):
Nexity SA	146,013	9,350

Utilities (0.4%):
Rubis	96,759	6,988
		133,028
Germany (6.3%):

Financials (0.3%):
Aareal Bank AG	112,999	5,390

Health Care (0.9%):
Carl Zeiss Meditec AG	138,443	8,824
Gerresheimer AG	66,209	5,440
		14,264
Industrials (1.9%):
Duerr AG	75,728	8,321

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Kloeckner & Co. Se	538,693	$6,768
MTU Aero Engines Holding AG	45,229	7,622
Rheinmetall AG	55,658	7,899
		30,610
Information Technology (1.3%):
Bechtle AG	86,674	7,030
Wirecard AG	119,599	14,176
		21,206
Materials (0.3%):
Lanxess AG	64,368	4,933

Real Estate (1.2%):
Alstria Office REIT AG	493,532	7,728
TAG Immobilien AG	555,456	11,523
		19,251
Telecommunication Services (0.4%):
Freenet AG	198,618	6,044
		101,698
Hong Kong (1.3%):

Consumer Discretionary (0.7%):
Luk Fook Holdings (International) Ltd.	1,202,000	4,388
Melco International Development Ltd.	2,579,000	7,569
		11,957
Information Technology (0.3%):
Tongda Group Holdings Ltd. (b)	22,460,000	4,327

Utilities (0.3%):
Towngas China Co. Ltd.	5,762,000	5,037
		21,321
Ireland (1.4%):

Consumer Discretionary (0.3%):
Dalata Hotel Group PLC (c)	727,902	5,553

Health Care (0.7%):
UDG Healthcare PLC	959,360	11,685

Industrials (0.4%):
Grafton Group PLC	519,362	5,606
		22,844
Israel (0.4%):

Consumer Discretionary (0.4%):
Sodastream International Ltd. (b)(c)	70,715	6,494

Italy (4.0%):

Consumer Discretionary (1.0%):
Brembo SpA	1,064,106	16,447

Financials (0.6%):
Banca Generali SpA	135,965	4,386
Cerved Information Solutions	387,865	4,844
		9,230
Health Care (1.2%):
Amplifon SpA	837,368	14,885
Diasorin SpA	56,001	5,044
		19,929
Telecommunication Services (0.6%):
Infrastructure Wireless Italiane SpA (d)	1,255,798	9,944

Utilities (0.6%):
A2A SpA	4,808,761	9,197
		64,747
Japan (24.0%):

Consumer Discretionary (4.4%):
Daikyonishikawa Corp.	381,700	6,239

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Dcm Holdings Co. Ltd. (b)	426,200	$4,337
Doutor Nichires Holdings Co. Ltd.	289,900	6,891
Foster Electric Co. Ltd.	195,100	4,808
Keihin Corp.	247,200	5,086
Macromill, Inc.	176,900	5,467
Paltac Corp.	231,900	12,639
Round One Corp.	508,100	8,065
Saizeriya Co. Ltd.	153,600	4,366
Starts Corp., Inc.	222,100	6,089
Sumitomo Forestry Co. Ltd.	482,200	7,756
		71,743
Consumer Staples (2.1%):
Fuji Oil Co. Ltd.	171,300	5,209
Mandom Corp.	204,300	7,148
Matsumotokiyoshi Holdings Co. Ltd.	259,500	10,996
Nippon Suisan Kaisha Ltd. (b)	1,534,800	7,994
Prima Meat Packers Ltd.	633,000	3,563
		34,910
Financials (1.7%):
Jafco Co. Ltd.	94,500	4,414
North Pacific Bank Ltd.	1,835,000	6,197
The Shiga Bank Ltd. (b)	1,418,000	7,249
Zenkoku Hosho Co. Ltd.	219,100	9,630
		27,490
Health Care (1.6%):
Asahi Intecc Co. Ltd.	217,200	8,748
Jcr Pharmaceuticals Co. Ltd.	115,000	6,295
Rohto Pharmaceutical Co. Ltd.	185,400	5,218
Ship Healthcare Holdings, Inc.	170,600	6,061
		26,322
Industrials (7.1%):
CKD Corp.	480,600	10,462
Daifuku Co. Ltd.	179,300	10,632
Daihen Corp. (b)	646,000	4,918
Kanamotoc Co. Ltd.	189,900	6,418
Maeda Corp.	534,600	6,247
Makino Milling Machine Co. Ltd.	551,000	5,217
Outsourcing, Inc.	343,500	6,010
Penta-Ocean Construction Co. Ltd.	1,023,700	7,554
Ryobi Ltd.	201,900	5,357
Sankyu, Inc.	106,200	5,285
Sanwa Holdings Corp.	992,900	12,805
Seino Holdings Co. Ltd.	538,100	9,944
Takasago Thermal Engineering Co. Ltd.	260,300	4,830
TODA Corp.	755,000	5,488
Tsubaki Nakashima Co., Ltd.	181,200	4,680
Ut Group Co. Ltd. (c)	278,100	9,076
		114,923
Information Technology (3.1%):
Horiba Ltd.	106,200	8,270
Net One Systems Co. Ltd.	618,800	9,088
Taiyo Yuden Co. Ltd. (b)	392,500	6,605
TIS, Inc.	266,100	10,641
Tokyo Seimitsu Co. Ltd.	197,500	8,015
Ulvac, Inc.	127,700	7,226
		49,845
Materials (2.3%):
Denka Co. Ltd.	310,900	10,527
DOWA Holdings Co. Ltd.	101,100	3,618
Showa Denko KK	185,600	7,778
Sumitomo Bakelite Co. Ltd.	966,000	8,554
Tokyo Steel Manufacturing Co. Ltd. (b)	818,700	6,605
		37,082
Real Estate (1.7%):
Japan Hotel REIT Investment Corp.	7,122	5,064
Kenedix Office Investment Corp.	835	5,094

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Nippon Accommodations Fund, Inc. (b)	1,222	$5,388
Open House Co. Ltd.	186,300	11,448
		26,994
		389,309
Korea, Republic Of (5.0%):

Consumer Discretionary (0.6%):
GS Home Shopping, Inc.	31,457	5,555
SL Corp.	261,057	5,127
		10,682
Financials (0.7%):
KIWOOM Securities Co. Ltd.	109,765	11,110

Health Care (1.0%):
Chong Kun Dang Pharmaceutical Corp.	47,281	5,704
Korea United Pharmaceuticals, Inc.	178,077	4,625
Sillajen, Inc. (c)	52,436	5,338
		15,667
Industrials (0.4%):
LS Industrial Systems Co. Ltd.	114,375	6,643

Information Technology (1.6%):
DuzonBizon Co. Ltd.	228,814	12,774
SFA Engineering Corp.	184,835	6,083
Tes Co. Ltd.	238,919	6,650
		25,507
Materials (0.7%):
Poongsan Corp.	147,103	5,348
SKC Co. Ltd.	169,047	6,112
		11,460
		81,069
Luxembourg (1.8%):

Consumer Discretionary (1.0%):
B&M European Value Retail SA	1,475,836	8,100
SAF-Holland SA	361,823	7,308
		15,408
Industrials (0.8%):
Stabilus SA	144,272	13,771
		29,179
Netherlands (3.8%):

Financials (1.3%):
ASR Nederland NV	180,564	7,719
Euronext NV (d)	181,467	13,300
		21,019
Industrials (0.9%):
Philips Lighting NV (b)(d)	200,799	7,549
TKH Group NV	102,554	6,572
		14,121
Information Technology (1.2%):
Asm International NV	77,470	5,664
BE Semiconductor Industries	135,249	13,872
		19,536
Materials (0.4%):
Amg Advanced Metallurgical Group NV	149,867	6,702
		61,378
New Zealand (0.6%):

Health Care (0.6%):
Summerset Group Holdings Ltd.	2,108,979	10,603

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Norway (0.1%):

Financials (0.1%):
Sbanken ASA (d)	199,340	$1,872

Singapore (1.7%):

Information Technology (0.7%):
Venture Corp. Ltd.	567,000	12,266

Real Estate (1.0%):
Frasers Logistics & Industrial Trust	5,965,800	4,964
Mapletree Industrial Trust	6,901,121	10,712
		15,676
		27,942
Spain (1.2%):

Consumer Discretionary (0.3%):
Melia Hotels International SA	336,440	4,762

Financials (0.6%):
Bankinter SA	902,784	9,294

Real Estate (0.3%):
Merlin Properties Socimi SA	379,143	5,807
		19,863
Sweden (2.4%):

Consumer Discretionary (0.5%):
Dometic Group AB (d)	816,077	7,479

Financials (0.2%):
Resurs Holdings AB (d)	451,147	3,197

Health Care (0.3%):
Swedish Orphan Biovitrum AB (c)	278,473	4,988

Industrials (0.3%):
Ahlsell AB (d)	767,922	4,845

Materials (0.5%):
SSAB AB, B Shares	1,963,345	9,097

Real Estate (0.6%):
Wihlborgs Fastigheter AB	405,612	9,416
		39,022
Switzerland (6.2%):

Consumer Staples (1.2%):
Barry Callebaut AG	2,634	5,153
Coca-Cola HBC AG	213,888	7,914
Oriflame Holding AG	133,128	6,406
		19,473
Financials (2.0%):
Gam Holding AG	291,347	4,907
Helvetia Holding AG, Registered Shares	7,082	4,223
Julius Baer Group Ltd.	159,556	9,823
Swiss Life Holding AG	37,957	13,531
		32,484
Health Care (0.3%):
Straumann Holding AG	7,907	4,990

Industrials (1.8%):
Georg Fischer AG	12,958	17,354
Wizz Air Holdings PLC (c)(d)	256,134	11,708
		29,062
Information Technology (0.9%):
Logitech International SA	380,558	13,973
		99,982
United Kingdom (13.7%):

Consumer Discretionary (1.7%):
Bellway PLC	152,123	6,509
Cineworld UK Ltd.	1,571,961	5,209
JD Sports Fashion PLC	1,809,767	8,535

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Redrow PLC	836,187	$6,986
		27,239
Consumer Staples (1.0%):
Greggs PLC	364,545	6,291
Stock Spirits Group PLC	1,265,002	4,424
Tate & Lyle PLC	787,064	6,010
		16,725
Energy (0.6%):
Cairn Energy PLC (c)	1,534,426	4,447
Hunting PLC	577,803	5,448
		9,895
Financials (2.4%):
Beazley PLC	790,410	6,346
IG Group Holdings PLC	449,038	5,028
Intermediate Capital Group PLC	592,562	8,183
Jupiter Fund Management PLC	1,209,083	8,015
Just Group PLC	2,445,135	4,683
Virgin Money Holdings (UK) PLC	1,627,590	6,014
		38,269
Health Care (0.8%):
Clinigen Group PLC	656,011	8,225
Dechra Pharmaceuticals PLC	146,311	5,391
		13,616
Industrials (2.3%):
Costain Group PLC	793,341	5,172
Hays PLC	3,213,980	8,501
Keller Group PLC	446,220	5,454
National Express Group PLC	1,402,892	7,605
Northgate PLC	770,989	3,649
Vesuvius PLC	901,958	7,393
		37,774
Information Technology (1.8%):
Auto Trader Group PLC (d)	1,009,935	4,963
Computacenter PLC	413,096	6,672
Dialog Semiconductor PLC (c)	119,313	2,841
Electrocomponents PLC	932,707	7,855
Spectris PLC	174,185	6,592
		28,923
Materials (1.7%):
DS Smith PLC	717,631	4,742
Ferroglobe PLC (c)	332,129	3,564
Ibstock PLC (d)	1,336,425	5,285
RPC Group PLC	398,924	4,336
Synthomer PLC	1,394,535	9,407
		27,334
Real Estate (1.4%):
Londonmetric Property PLC	2,532,009	6,334
Safestore Holdings PLC	1,176,992	8,115
The Unite Group PLC	672,668	7,464
		21,913
		221,688
Total Common Stocks (Cost $1,250,877)		1,591,834

Exchange-Traded Funds (0.4%)

United States (0.4%):
Vanguard FTSE Developed Markets ETF	157,714	6,979
Total Exchange-Traded Funds (Cost $6,820)		6,979

Collateral for Securities Loaned (2.7%)

United States (2.7%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 1.76%(e)	5,655,424	5,655

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Fidelity Investments Money Market Government Portfolio, Class I, 1.53%(e)	12,639,511	$12,640
Fidelity Investments Prime Money Market Portfolio, Class I, 1.74%(e)	6,598,353	6,598
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 1.88%(e)	1,885,141	1,885
JPMorgan Prime Money Market Fund, Capital Class, 1.77%(e)	16,965,519	16,966
Total Collateral for Securities Loaned (Cost $43,744)		43,744
Total Investments (Cost $1,301,441) — 101.2%		1,642,557
Liabilities in excess of other assets — (1.2)%		(19,424)
NET ASSETS - 100.00%		$1,623,133

(a)	All securities, except those traded on exchanges in the United States and Canada were fair valued at March 31, 2018. See Note 1 for further information.
(b)	All or a portion of this security is on loan.
(c)	Non-income producing security.
(d)

Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of March 31, 2018, the fair value of these securities was $79,602 (thousands) and amounted to 4.9% of net assets.

(e)	Rate periodically changes. Rate disclosed is the daily yield on March 31, 2018.

ETF—Exchange-Traded Fund

PLC—Public Limited Company

REIT—Real Estate Investment Trust

See notes to schedules of investments.

Victory Portfolios	Schedule of Portfolio Investments
Victory INCORE Total Return Bond Fund	March 31, 2018
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Asset Backed Securities (10.2%)
AmeriCredit Automobile Receivables Trust, Series 2017-2, Class B, 2.40%, 5/18/22, Callable 12/18/20 @ 100(a)	$485	$478
Ameriquest Mortgage Securities, Series 04-R12, Class M1, 2.73%(LIBOR01M+86bps), 1/25/35, Callable 4/25/18 @ 100(b)	569	568
Drive Auto Receivables Trust, Series 17-AA, Class C, 2.98%, 1/18/22, Callable 5/15/20 @ 100(c)	36	36
Drive Auto Receivables Trust, Series 17-BA, Class B, 2.20%, 5/15/20, Callable 4/15/20 @ 100(c)	352	351
Drive Auto Receivables Trust, Series 2017-1, Class B, 2.36%, 3/15/21, Callable 3/15/20 @ 100	360	359
Drive Auto Receivables Trust, Series 2015-DA, Class C, 3.38%, 11/15/21, Callable 9/15/19 @ 100(a)(b)(c)	554	556
Drive Auto Receivables Trust, Series 2017-3, Class B, 2.30%, 5/17/21, Callable 4/15/20 @ 100	230	229
Drive Auto Recievables Trust, Series 16-CA, Class C, 3.02%, 11/15/21, Callable 4/15/20 @ 100(c)	1,000	1,001
DT Auto Owner Trust, Series 2017-2A, Class B, 2.44%, 2/15/21, Callable 12/15/20 @ 100(c)	435	433
DT Auto Owner Trust, Series 2017-3A, Class B, 2.40%, 5/17/21, Callable 1/15/21 @ 100(c)	250	248
GM Financial Automobile Leasing Trust, Series 2017-2, Class A4, 2.18%, 6/21/21, Callable 5/20/20 @ 100	765	756
GM Financial Automobile Leasing Trust, Series 17-1, Class A3, 2.06%, 5/20/20, Callable 12/20/19 @ 100	278	276
Home Equity Asset Trust, Series 2005-2, Class M5, 2.97%(LIBOR01M+110bps), 7/25/35, Callable 4/25/18 @ 100(b)	1,000	1,000
Park Place Securities, Inc., Series 04-WCW2, Class M2, 2.85%(LIBOR01M+98bps), 10/25/34, Callable 4/25/18 @ 100(b)	180	180
Popular ABS Mortgage Pass-Through Trust, Series 2005-2, Class AV1B, 2.13%(LIBOR01M+26bps), 4/25/35, Callable 8/25/21 @ 100(b)	124	123
Residential Asset Mortgage Products, Inc., Series 2006-RZ4, Class A2, 2.05%(LIBOR01M+18bps), 10/25/36, Callable 4/25/23 @ 100(a)(b)	11	11
Santander Drive Auto Receivables Trust, Series 2017-2, Class B, 2.21%, 10/15/21, Callable 4/15/20 @ 100	555	552
Santander Drive Auto Receivables Trust, Series 16-3, Class C, 2.46%, 3/15/22, Callable 6/15/20 @ 100(a)	985	978
Santander Retail Auto Lease Trust, Series 2018-A, Class B, 3.20%, 4/20/22, Callable 3/20/21 @ 100(c)	525	525
World Financial Network Credit Card Master Trust, Series 2017-A, Class A, 2.12%, 3/15/24	570	561
World Omni Automobile Lease Securitization Trust, Series 2017-A, Class A3, 2.13%, 4/15/20, Callable 2/15/20 @ 100	751	745
Total Asset Backed Securities (Cost $9,961)		9,966

Collateralized Mortgage Obligations (3.6%)
Commercial Mortgage Trust, Series 2013-LC6, Class B, 3.74%, 1/10/46(a)	320	319
Commercial Mortgage Trust, Series 2012-CR4, Class B, 3.70%, 10/15/45(c)	615	607
Commercial Mortgage Trust, Series 2012-CR5, Class A2, 1.68%, 12/10/45(a)	8	8
Countrywide Alternative Loan Trust, Series 2005-3CB, Class 1A10, 5.25%, 3/25/35, Callable 1/25/19 @ 100(a)	6	6
GS Mortgage Securities Trust, Series 2012-GC6, Class B, 5.65%, 1/10/45(a)(b)(c)	500	531
GSR Mortgage Loan Trust, Series 2004-15F, Class 2A1, 6.00%, 12/25/34, Callable 9/25/23 @ 100(a)	133	138

See notes to schedules of investments.

Security Description	Principal Amount	Value
WF-RBS Commercial Mortgage Trust, Series 2014-C19, Class B, 4.72%, 3/15/47, Callable 3/1/24 @ 100(b)	$208	$216
WF-RBS Commercial Mortgage Trust, Series 2014-C21, Class A2, 2.92%, 8/15/47	860	860
WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class A5, 3.24%, 12/15/45	270	266
WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class B, 3.74%, 12/15/45	585	578
Total Collateralized Mortgage Obligations (Cost $3,660)		3,529

Corporate Bonds (38.8%)

Consumer Discretionary (2.7%):
Bed Bath & Beyond, Inc., 5.17%, 8/1/44, Callable 2/1/44 @ 100	275	228
Best Buy Co., Inc., 5.50%, 3/15/21, Callable 12/15/20 @ 100 (d)	385	406
Darden Restaurants, Inc., 3.85%, 5/1/27, Callable 2/1/27 @ 100	200	198
Hasbro, Inc., 6.35%, 3/15/40	480	556
Lear Corp., 3.80%, 9/15/27, Callable 6/15/27 @ 100 (d)	350	336
NIKE, Inc., 3.88%, 11/1/45, Callable 5/1/45 @ 100	345	342
O’Reilly Automotive, Inc., 4.63%, 9/15/21, Callable 6/15/21 @ 100	275	287
SES Global Americas Holdings GP, 5.30%, 3/25/44 (c)	350	293
		2,646
Consumer Staples (3.5%):
Altria Group, Inc., 4.25%, 8/9/42 (d)	105	103
Church & Dwight Co., Inc., 2.88%, 10/1/22	780	769
Estee Lauder Cos., Inc., 4.15%, 3/15/47, Callable 9/15/46 @ 100	140	147
Kerry Group Finance Services, 3.20%, 4/9/23, Callable 1/9/23 @ 100 (c)	800	791
Mead Johnson Nutrition Co.
4.90%, 11/1/19 (a)	880	908
4.60%, 6/1/44, Callable 12/1/43 @ 100 (a)	295	306
Reynolds American, Inc., 6.15%, 9/15/43 (a)	175	211
Tyson Foods, Inc., 3.55%, 6/2/27, Callable 3/2/27 @ 100	198	191
		3,426
Energy (1.8%):
Enable Midstream Partners LP, 4.40%, 3/15/27, Callable 12/15/26 @ 100	325	319
Exxon Mobil Corp., 4.11%, 3/1/46, Callable 9/1/45 @ 100	85	89
Marathon Petroleum Corp., 4.75%, 9/15/44, Callable 3/15/44 @ 100	305	307
Statoil ASA, 3.95%, 5/15/43 (d)	130	131
Valero Energy Corp., 10.50%, 3/15/39	285	470
Western Gas Partners LP, 3.95%, 6/1/25, Callable 3/1/25 @ 100 (a)	500	487
		1,803
Financials (12.8%):
Aflac, Inc., 2.88%, 10/15/26, Callable 7/15/26 @ 100	335	318
Alleghany Corp., 4.90%, 9/15/44, Callable 3/15/44 @ 100	204	212
Bank of America Corp.
2.33%(LIBOR03M+63bps), 10/1/21, Callable 10/1/20 @ 100 (b)	265	259
2.50%, 10/21/22, Callable 10/21/21 @ 100, MTN	515	494
BB&T Corp.
3.95%, 3/22/22, Callable 2/22/22 @ 100	365	373
2.75%, 4/1/22, Callable 3/1/22 @ 100, MTN (d)	480	470
Capital One Financial Corp.
2.45%, 4/24/19, Callable 3/24/19 @ 100	325	323
4.20%, 10/29/25, Callable 9/29/25 @ 100	545	540
Cincinnati Financial Corp., 6.13%, 11/1/34	320	392
Citigroup, Inc.
2.40%, 2/18/20	820	810
2.70%, 3/30/21	475	468
4.13%, 7/25/28	170	168
JPMorgan Chase & Co.
3.88%, 9/10/24	381	380
2.95%, 10/1/26, Callable 7/1/26 @ 100	175	165

See notes to schedules of investments.

Security Description	Principal Amount	Value
5.60%, 7/15/41	$230	$278
5.40%, 1/6/42	190	225
Key Bank NA, 2.50%, 12/15/19	1,000	992
KeyCorp, 2.90%, 9/15/20, MTN	250	249
Morgan Stanley
2.50%, 1/24/19	930	929
2.65%, 1/27/20 (d)	630	626
3.13%, 7/27/26, MTN	200	189
ProAssurance Corp., 5.30%, 11/15/23	460	493
SVB Financial Group
5.38%, 9/15/20	215	226
3.50%, 1/29/25	135	132
Synovus Financial Corp., 3.13%, 11/1/22, Callable 10/1/22 @ 100	290	282
The Goldman Sachs Group, Inc.
2.35%, 11/15/21, Callable 11/15/20 @ 100	265	256
3.50%, 1/23/25, Callable 10/23/24 @ 100	275	270
Torchmark Corp., 9.25%, 6/15/19	410	440
UBS Group Funding Switzerland AG, 2.95%, 9/24/20 (a)(c)(d)	500	497
Unum Group, 3.00%, 5/15/21, Callable 4/15/21 @ 100 (a)	260	258
Wachovia Corp., 5.50%, 8/1/35 (a)	140	157
Wells Fargo & Co.
3.45%, 2/13/23	585	577
4.90%, 11/17/45 (a)	185	194
		12,642
Health Care (3.7%):
Agilent Technologies, Inc., 3.88%, 7/15/23, Callable 4/15/23 @ 100	295	299
Amgen, Inc., 6.90%, 6/1/38	250	329
Celgene Corp.
2.75%, 2/15/23, Callable 1/15/23 @ 100	140	134
3.90%, 2/20/28, Callable 11/20/27 @ 100	295	290
DENTSPLY Sirona, Inc., 4.13%, 8/15/21, Callable 5/15/21 @ 100	360	366
Express Scripts Holding Co.
2.25%, 6/15/19 (a)	415	412
3.00%, 7/15/23, Callable 5/15/23 @ 100 (d)	160	153
4.80%, 7/15/46, Callable 1/15/46 @ 100	180	184
Gilead Sciences, Inc.
4.40%, 12/1/21, Callable 9/1/21 @ 100 (a)	835	869
4.80%, 4/1/44, Callable 10/1/43 @ 100 (d)	213	230
Humana, Inc., 3.95%, 3/15/27, Callable 12/15/26 @ 100	280	279
		3,545
Industrials (4.3%):
Acuity Brands Lighting, Inc., 6.00%, 12/15/19	890	932
Aercap Holdings NV, 4.63%, 10/30/20 (a)	700	720
Canadian National Railway Co., 3.20%, 8/2/46, Callable 2/2/46 @ 100	115	104
Carlisle Cos., Inc., 3.50%, 12/1/24, Callable 10/1/24 @ 100	250	245
Hexcel Corp., 3.95%, 2/15/27, Callable 11/15/26 @ 100	150	149
IDEX Corp., 4.20%, 12/15/21, Callable 9/15/21 @ 100	430	436
JB Hunt Transport Services, Inc., 3.30%, 8/15/22, Callable 6/15/22 @ 100 (a)	275	274
Kansas City Southern, 4.95%, 8/15/45, Callable 2/15/45 @ 100	210	223
Rockwell Automation, Inc., 6.25%, 12/1/37	155	195
Snap-on, Inc., 4.10%, 3/1/48, Callable 9/1/47 @ 100	150	153
Southwest Airlines Co., 2.75%, 11/16/22, Callable 10/16/22 @ 100	310	304
Valmont Industries, Inc., 5.00%, 10/1/44, Callable 4/1/44 @ 100 (a)	370	366
		4,101
Information Technology (5.0%):
Activision Blizzard, Inc.
2.30%, 9/15/21, Callable 8/15/21 @ 100	355	343
6.13%, 9/15/23, Callable 9/15/18 @ 103.06 (c)	525	549
4.50%, 6/15/47, Callable 12/15/46 @ 100	145	146
Apple, Inc., 4.65%, 2/23/46, Callable 8/23/45 @ 100	223	246
Applied Materials, Inc., 5.10%, 10/1/35, Callable 4/1/35 @ 100	287	335
Cadence Design Systems, Inc., 4.38%, 10/15/24, Callable 7/15/24 @ 100	109	113

See notes to schedules of investments.

Security Description	Principal Amount	Value
Electronic Arts, Inc., 3.70%, 3/1/21, Callable 2/1/21 @ 100 (a)	$765	$776
Juniper Networks, Inc., 5.95%, 3/15/41 (d)	180	189
Maxim Integrated Product, Inc., 2.50%, 11/15/18	850	848
NVIDIA Corp., 2.20%, 9/16/21, Callable 8/16/21 @ 100 (d)	165	161
Tyco Electronics Group SA, 2.38%, 12/17/18, Callable 11/17/18 @ 100 (a)	245	245
VMware, Inc.
2.30%, 8/21/20 (a)	595	579
2.95%, 8/21/22, Callable 7/21/22 @ 100	345	332
		4,862
Materials (1.2%):
LYB International Finance BV, 4.00%, 7/15/23	270	274
Newcrest Finance Pty Ltd., 5.75%, 11/15/41 (c)	155	167
Rio Tinto Finance USA Ltd., 5.20%, 11/2/40	100	116
Southern Copper Corp., 5.25%, 11/8/42 (a)	160	168
Vale Overseas Ltd., 6.25%, 8/10/26	320	358
		1,083
Real Estate (0.9%):
Columbia Property Trust Operating Partnership, 3.65%, 8/15/26, Callable 5/15/26 @ 100	225	213
Health Care REIT, Inc., 5.25%, 1/15/22, Callable 10/15/21 @ 100 (a)	330	350
Lexington Realty Trust, 4.25%, 6/15/23, Callable 3/15/23 @ 100	300	296
		859
Telecommunication Services (1.0%):
AT&T, Inc.
4.45%, 4/1/24, Callable 1/1/24 @ 100	130	134
3.95%, 1/15/25, Callable 10/15/24 @ 100 (a)	335	336
5.15%, 11/15/46, Callable 5/15/46 @ 100 (a)(c)	492	503
		973
Utilities (1.9%):
Arizona Public Service Co., 2.95%, 9/15/27, Callable 6/15/27 @ 100	250	238
Consolidated Edison, Inc., 6.30%, 8/15/37	250	328
Empresa Nacional de Electricidad SA, 4.25%, 4/15/24, Callable 1/15/24 @ 100 (d)	500	509
Iberdrola International BV
6.75%, 9/15/33	50	62
6.75%, 7/15/36	110	139
Oklahoma G&E Co., 5.25%, 5/15/41, Callable 11/15/40 @ 100	190	218
Public Service Electric & Gas Co., 3.95%, 5/1/42, MTN, Callable 11/1/41 @ 100 (a)	320	325
		1,819
Total Corporate Bonds (Cost $38,001)		37,759

Residential Mortgage Backed Securities (0.4%)
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-HE16, Class M1, 3.19%(LIBOR01M+132bps), 10/25/32, Callable 4/25/18 @ 100(b)	164	166
JPMorgan Mortgage Trust, Series 2016-4, Class A5, 3.50%, 10/25/46, Callable 4/25/33 @ 100(a)(b)(c)	228	228
Total Residential Mortgage Backed Securities (Cost $392)		394

U.S. Government Mortgage Backed Agencies (37.0%)
Federal Home Loan Mortgage Corp.
8.50%, 2/1/20 (a)	3	3
9.00%, 4/1/25 (a)	22	24
Series 4139, Class DA, 1.25%, 12/15/27	1,316	1,248
7.50%, 8/1/29 (a)	11	11
5.00%, 7/1/39 (a)	4,056	4,369

See notes to schedules of investments.

Security Description	Shares or Principal Amount	Value
Series 4320, Class AP, 3.50%, 7/15/39 - 11/1/47 (a)	$5,570	$5,600
Series 3713, Class PA, 2.00%, 2/15/40 - 3/15/40 (a)	1,617	1,580
Series 4049, Class AB, 2.75%, 12/15/41	257	256
Series 4494, Class JA, 3.75%, 5/15/42 (e)	938	956
3.00%, 10/1/46	807	789
4.50%, 5/1/47 (a)	3,577	3,751
		18,587
Federal National Mortgage Association
Series 1990-5, Class J, 8.20%, 1/25/20 (a)	8	8
6.00%, 2/1/37 (a)	427	468
Series 2013-33, Class UD, 2.50%, 4/25/39 - 12/25/47	973	944
Series 2013-137, Class A, 3.50%, 3/25/40 - 11/1/47 (a)	4,178	4,204
Series 2011-21, Class PA, 4.50%, 5/25/40 (a)	1,172	1,221
Series 2011-101, Class LA, 3.00%, 10/25/40 - 2/1/47 (a)	6,123	5,999
Series 2013-81, Class KA, 2.75%, 9/25/42	1,008	996
Series 2015-61, Class PV, 3.50%(b), 5/25/44	979	989
4.00%, 11/1/47	2,425	2,490
		17,319
Total U.S. Government Mortgage Backed Agencies (Cost $36,559)		35,906

U.S. Treasury Obligations (7.5%)
U.S. Treasury Bills, 1.76%, 8/2/18 (a)(f)	475	472
U.S. Treasury Bonds, 2.88%, 5/15/43 (a)	4,406	4,344
U.S. Treasury Notes
1.75%, 5/31/22, 5/31/22	1,668	1,618
2.00%, 8/15/25, 8/15/25 (a)	942	898
Total U.S. Treasury Obligations (Cost $7,802)		7,332

Collateral for Securities Loaned (3.0%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 1.76%(g)	373,528	374
Fidelity Investments Money Market Government Portfolio, Class I, 1.53%(g)	834,811	835
Fidelity Investments Prime Money Market Portfolio, Class I, 1.74%(g)	435,806	436
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 1.88%(g)	124,509	125
JPMorgan Prime Money Market Fund, Capital Class, 1.77%(g)	1,120,534	1,121
Total Collateral for Securities Loaned (Cost $2,891)		2,891
Total Investments (Cost $99,266) — 100.5%		97,777
Liabilities in excess of other assets — (0.5)%		(494)
NET ASSETS - 100.00%		$97,283

(a)                       All or a portion of this security has been segregated as collateral for derivative instruments and/or securities purchased on a when-issued basis.

(b)                       Variable or Floating-Rate Security. Rate disclosed is as of March 31, 2018.

(c)                        Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of March 31, 2018, the fair value of these securities was $7,318 (thousands) and amounted to 7.5% of net assets.

(d)                       All or a portion of this security is on loan.

(e)                        Security purchased on a when-issued basis.

(f)                         Rate represents the effective yield at March 31, 2018.

(g)                        Rate periodically changes. Rate disclosed is the daily yield on March 31, 2018.

LIBOR—London InterBank Offered Rate

LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of March 31, 2018, based on the last reset date of the security

LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of March 31, 2018, based on the last reset date of the security

LP—Limited Partnership

MTN—Medium Term Note

REIT—Real Estate Investment Trust

See notes to schedules of investments.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation
10-Year U.S. Treasury Note Future	36	6/20/18	$4,324	$4,361	$37
2-Year U.S. Treasury Note Future	5	6/29/18	1,062	1,063	1
30-Year U.S. Treasury Bond Future	35	6/20/18	5,017	5,132	115
5-Year U.S. Treasury Note Future	19	6/29/18	2,165	2,175	10
					$163
	Total unrealized appreciation				$163
	Total unrealized depreciation				—
	Total net unrealized appreciation (depreciation)				$163

Centrally Cleared

Credit Default Swap Agreements-Sell Protection (a)

The table below presents centrally cleared credit default swap contracts as of March 31, 2018

Underlying Instrument	Pay Fixed Rate	Maturity Date	Payment Frequency	Implied Credit Spread at March 31, 2018(b)	Notional Amount(c)	Value	Premiums Paid	Unrealized Depreciation
CDX North America High Yield Index; Series 29	5.00%	12/200/22	Daily	5.00%	$6,000,000	$392,804	$405,000	$(12,196)

(a)                            When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.

(b)                           Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(c)                            The notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index.

See notes to schedules of investments.

Notes to Schedules of Investments
Victory Portfolios	March 31, 2018
(Unaudited)

1. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by Victory Portfolios (the “Trust”) in the preparation of its Schedules of Portfolio Investments. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the Schedules of Portfolio Investments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the Schedules of Portfolio Investments. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies (Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services — Investment Companies).

The Trust currently offers shares of 42 funds.  The accompanying Schedules of Portfolio Investments are those of the following 12 funds (collectively, the “Funds” and individually, a “Fund”).

Funds	Investment Share Classes Offered	Investment Objectives
Victory Integrity Discovery Fund (“Integrity Discovery Fund”)	Classes A, C, R and Y	Seeks to provide capital appreciation
Victory Integrity Mid-Cap Value Fund (“Integrity Mid-Cap Value Fund”)	Classes A, R6 and Y	Seeks to provide capital appreciation
Victory Integrity Small-Cap Value Fund (“Integrity Small-Cap Value Fund”)	Classes A, C, R, R6 and Y	Seeks to provide long-term capital appreciation
Victory Integrity Small/Mid-Cap Value Fund (“Integrity Small/Mid-Cap Value Fund”)	Classes A, R6 and Y	Seeks to provide capital appreciation
Victory Munder Multi-Cap Fund (“Munder Multi-Cap Fund”)	Classes A, C, R and Y	Seeks to provide long-term capital appreciation
Victory S&P 500 Index Fund (“S&P 500 Index Fund”)	Classes A, R and Y	Seeks to provide performance and income that is comparable to the S&P 500(C) Index
Victory Munder Mid-Cap Core Growth Fund (“Munder Mid-Cap Core Growth Fund”)	Classes A, C, R, R6 and Y	Seeks to provide long-term capital appreciation
Victory Munder Small Cap Growth Fund (“Munder Small Cap Growth Fund”)	Classes A, I and Y	Seeks to provide long-term capital appreciation
Victory Trivalent Emerging Markets Small-Cap Fund (“Trivalent Emerging Markets Small-Cap Fund”)	Classes A and Y	Seeks to provide long-term growth of capital
Victory Trivalent International Fund-Core Equity (“Trivalent International Fund-Core Equity)	Classes A, C, I, R6 and Y	Seeks to provide long-term growth of capital
Victory Trivalent International Small-Cap Fund (“Trivalent International Small-Cap Fund”)	Classes A, C, I, R6 and Y	Seeks to provide long-term growth of capital
Victory INCORE Total Return Bond Fund (“INCORE Total Return Bond Fund”)	Classes A, C, R6 and Y	Seeks to provide a high level of current income together with capital appreciation

Notes to Schedules of Investments - continued
Victory Portfolios	March 31, 2018
(Unaudited)

Investment Valuation:

The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

•   Level 1 — quoted prices in active markets for identical securities

•   Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

•   Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Portfolio securities listed or traded on securities exchanges, including exchange-traded funds, American Depositary Receipts (“ADRs”) and Rights, are valued at the closing price on the exchange or system where the security is principally traded or at the NASDAQ Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Options are generally valued at the average of the closing bid and ask quotations on the principal exchange on which the option is traded, which are then typically categorized as level 1 in the first value hierarchy.

Investments in open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities of United States (“U.S.”) issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust’s Board of Trustees (the “Board”). Short-term investments maturing in 60 days or less may be valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. These valuations are typically categorized as Level 2 in the fair value hierarchy.

Notes to Schedules of Investments - continued
Victory Portfolios	March 31, 2018
(Unaudited)

Certain non-exchange-traded derivatives, such as certain swaps, have inputs which can generally be corroborated by market data and are therefore categorized as Level 2 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value.

In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Funds’ net asset values are calculated. The Trivalent Emerging Markets Small-Cap Fund, Trivalent International Fund-Core Equity and Trivalent International Small-Cap Fund use a systematic valuation model, provided daily by an independent third party to fair value their international equity securities. These valuations are considered as Level 2 in the fair value hierarchy.

For the period ended March 31, 2018, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

A summary of the valuations as of March 31, 2018, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed in the Schedules of Portfolio Investments (in thousands):

	Level 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^
Integrity Discovery Fund
Common Stocks	$146,291	$—	$—	$—	$146,291	$—
Collateral for Securities Loaned	9,489	—	—	—	9,489	—
Total	155,780	—	—	—	155,780	—

Integrity Mid-Cap Value Fund
Common Stocks	64,966	—	—	—	64,966	—
Collateral for Securities Loaned	4,175	—	—	—	4,175	—
Total	69,141	—	—	—	69,141	—

Integrity Small-Cap Value Fund
Common Stocks	2,500,855	—	—	—	2,500,855	—
Collateral for Securities Loaned	161,169	—	—	—	161,169	—
Total	2,662,024	—	—	—	2,662,024	—

Integrity Small/Mid-Cap Value Fund
Common Stocks	82,373	—	—	—	82,373	—
Collateral for Securities Loaned	4,894	—	—	—	4,894	—
Total	87,267	—	—	—	87,267	—

Notes to Schedules of Investments - continued
Victory Portfolios	March 31, 2018
(Unaudited)

Munder Multi-Cap Fund
Common Stocks	$431,055		$—	$—	$—	$431,055	$—
Exchange-Traded Funds	2,219		—	—	—	2,219	—
Collateral for Securities Loaned	7,026		—	—	—	7,026	—
Total	440,300		—	—	—	440,300	—

S&P 500 Index Fund
Common Stocks	225,201		—	—	—	225,201	—
Collateral for Securities Loaned	3,264		—	—	—	3,264	—
Futures Contracts	—		(55)	—	—	—	(55)
Total	228,465		(55)	—	—	228,465	(55)

Munder Mid-Cap Core Growth Fund
Common Stocks	3,743,481		—	—	—	3,743,481	—
Exchange-Traded Funds	37,642		—	—	—	37,642	—
Collateral for Securities Loaned	48,027		—	—	—	48,027	—
Total	3,829,150		—	—	—	3,829,150	—

Munder Small Cap Growth Fund
Common Stocks	6,740		—	—	—	6,740	—
Exchange-Traded Funds	187		—	—	—	187	—
Collateral for Securities Loaned	464		—	—	—	464	—
Total	7,391		—	—	—	7,391	—

Trivalent Emerging Markets Small-Cap Fund
Common Stocks	984	(a)	—	8,748	—	9,732	—
Exchange-Traded Funds	50		—	—	—	50	—
Collateral for Securities Loaned	79		—	—	—	79	—
Total	1,113		—	8,748	—	9,861	—

Trivalent International Fund-Core Equity
Common Stocks	3,182	(b)	—	22,841	—	26,023	—
Preferred Stocks	165		—	—	—	165	—
Exchange Traded Funds	684		—	—	—	684	—
Collateral for Securities Loaned	204		—	—	—	204	—
Total	4,235		—	22,841	—	27,076	—

Trivalent International Small-Cap Fund
Common Stocks	132,213	(c)	—	1,459,621	—	1,591,834	—
Exchange-Traded Funds	6,979		—	—	—	6,979	—
Collateral for Securities Loaned	43,744		—	—	—	43,744	—
Total	182,936		—	1,459,621	—	1,642,557	—

Notes to Schedules of Investments - continued
Victory Portfolios	March 31, 2018
(Unaudited)

INCORE Total Return Bond Fund
Asset Backed Securities	$—	$—	$9,966	$—	$9,966	$—
Collateralized Mortgage Obligations	—	—	3,529	—	3,529	—
Corporate Bonds	—	—	37,759	—	37,759	—
Residential Mortgage Backed Securities	—	—	394	—	394	—
U.S. Government Mortgage Backed Agencies	—	—	35,906	—	35,906	—
U.S. Treasury Obligations	—	—	7,332	—	7,332	—
Collateral for Securities Loaned	2,891	—	—	—	2,891	—
Futures Contracts	—	163	—	—	—	163
Credit Default Swap	—	—	—	(12)	—	(12)
Total	2,891	163	94,886	(12)	97,777	151

^                       Other Financial instruments include any derivative instruments not reflected in the Schedules of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These instruments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

(a)              All securities categorized as Brazil and Mexico and all ADRs.

(b)              All securities categorized as Brazil, Canada and Mexico and all ADRs.

(c)               All securities categorized as Canada and all ADRs.

There were no transfers among any levels during the period ended March 31, 2018.

Securities Purchased on a When-Issued Basis:

The Funds may purchase securities on a when-issued basis. When-issued securities are securities purchased for delivery beyond normal settlement periods at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. No interest accrues to the Fund until the transaction settles and payment takes place. Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Fund maintains cash and marketable securities at least equal in value to commitments for when-issued securities. As of March 31, 2018, the Funds had outstanding when-issued purchase commitments covered by segregated assets as identified in the Schedules of Portfolio Investments.

Notes to Schedules of Investments - continued
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(Unaudited)

Investment Companies:

Exchange-Traded Funds:

The Funds may invest in exchange-traded funds (“ETFs”). ETFs are a type of index fund, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Open-End & Closed-End Funds:

The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Open-end funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Foreign Currency Contracts:

The Trivalent Emerging Markets Small-Cap Fund, Trivalent International Fund-Core Equity and Trivalent International Small-Cap Fund may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by a Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Funds do not engage in “cross-currency” foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Funds’ foreign exchange currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. The Trivalent Emerging Markets Small-Cap Fund, Trivalent International Fund-Core Equity and Trivalent International Small-Cap Fund enter into foreign exchange currency contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Funds do not enter into such contracts solely for the purpose of earning foreign currency gains). Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at

Notes to Schedules of Investments - continued
Victory Portfolios	March 31, 2018
(Unaudited)

the time it was opened and the value at the time it was closed. A Fund could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. As of March 31, 2018, the Funds had no open forward foreign exchange currency contracts.

Futures Contracts:

The Funds may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. A Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund’s futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting a Fund’s ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

Investment Transactions:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period.

Credit Derivatives:

The INCORE Total Return Bond Fund may enter into credit derivatives, including centrally-cleared credit default swaps on individual obligations or credit indices. The Fund may use these investments (i) as alternatives to direct long or short investment in a particular security or securities, (ii) to adjust the Fund’s asset allocation or risk exposure, or (iii) for hedging purposes. The use by the Fund of credit default swaps may have the effect of creating a short position in a security. Credit derivatives can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities, as described in the Fund’s Statement of Additional Information.

Notes to Schedules of Investments - continued
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(Unaudited)

Credit default swap (“CDS”) agreements on credit indices involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of a specific sector of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the CDS.

The counterparty risk for cleared swap agreements is generally lower than uncleared over-the-counter swap agreements because generally a clearing organization becomes substituted for each counterparty to a cleared swap agreement and, in effect, guarantees each party’s performance under the contract as each party to a trade looks only to the clearing organization for performance of financial obligations. However, there can be no assurance that the clearing organization, or its members, will satisfy its obligations to the Fund.

The Fund may enter into CDS agreements either as a buyer or seller. The Fund may buy protection under a CDS to attempt to mitigate the risk of default or credit quality deterioration in one or more individual holdings or in a segment of the fixed income securities market. The Fund may sell protection under a CDS in an attempt to gain exposure to an underlying issuer’s credit quality characteristics without investing directly in that issuer.

For swaps entered with an individual counterparty, the Fund bears the risk of loss of the uncollateralized amount expected to be received under a CDS agreement in the event of the default or bankruptcy of the counterparty. CDS agreements are generally valued at a price at which the counterparty to such agreement would terminate the agreement. The Fund may also enter into cleared swaps.

Upon entering into a cleared CDS, the Fund may be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 3% to 6% of the notional amount for CDS on high yield debt issuers (this amount is subject to change by the clearing organization that clears the trade). This amount, known as ‘‘initial margin,’’ is in the nature of a performance bond or good faith deposit on the CDS and is returned to a Fund upon termination of the CDS, assuming all contractual obligations have been satisfied. Subsequent payments, known as ‘‘variation margin,’’ to and from the broker will be made daily as the price of the CDS fluctuates, making the long and short positions in the CDS contract more or less valuable, a process known as   ‘‘marking-to-market.’’ The premium (discount) payments are built into the daily price of the CDS and thus are amortized through the variation margin. The variation margin payment also includes the daily portion of the periodic payment stream.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a CDS agreement equals the notional amount of the agreement. Notional amounts of each individual CDS agreement outstanding as of period end for which the Fund is the seller of protection are disclosed in the Schedule of Portfolio Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, periodic interest payments, or net amounts received from the settlement of buy protection CDS agreements entered into by the Fund for the same referenced entity or entities.

As of March 31, 2018, the INCORE Total Return Bond Fund entered into centrally cleared CDS agreements primarily for the strategy of asset allocation and risk exposure management.

Notes to Schedules of Investments - continued
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(Unaudited)

Securities Lending:

The Trust has entered into a Master Securities Lending Agreement (“MSLA”) with Citibank N.A. (“Citibank” or the “Agent”). Under the terms of the MSLA, the Funds may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked to market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are adjusted the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral.  Non-cash collateral can include U.S. Government Securities, letters of credit and certificates of deposit.  The cash collateral is invested in short-term instruments or cash equivalents as noted on the Funds’ Schedules of Portfolio Investments. The Trust does not have effective control of the non-cash collateral and therefore it is not disclosed in the Funds’ Schedules of Portfolio Investments. The Funds continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Funds pay various fees in connection with the investment of cash collateral. The Funds pay the Agent fees based on the investment income received from securities lending activities. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them.

Securities lending transactions are entered into by a Fund under the MSLA, which permits the Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

The following table is a summary of the Funds’ securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity, which are subject to offset under the MSLA as of March 31, 2018 (in thousands):

	Gross
	Amount of
	Recognized	Value of	Value of
	Assets	Cash	Non-cash
	(Value of	Collateral	Collateral
Fund	Securities on Loan)	Received	Received	Net Amount
Integrity Discovery Fund	$9,425	$9,489	$—	$64
Integrity Mid-Cap Value Fund	4,139	4,175	—	36
Integrity Small-Cap Value Fund	160,243	161,169	—	926
Integrity Small/Mid-Cap Value Fund	4,842	4,894	—	52
Munder Multi-Cap Fund	6,831	7,026	—	195
S&P 500 Index Fund	3,220	3,264	—	44
Munder Mid-Cap Core Growth Fund	47,410	48,027	—	617
Munder Small Cap Growth Fund	461	464	—	3
Trivalent Emerging Markets Small-Cap Fund	120	79	47	6
Trivalent International Fund-Core Equity	341	204	154	17
Trivalent International Small-Cap Fund	58,857	43,744	17,537	2,424
INCORE Total Return Bond Fund	2,811	2,891	—	80

Notes to Schedules of Investments - continued
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Foreign Currency Translations:

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions.

2. Risks:

Each Fund may be subject to other risks in addition to these identified risks.

An investment in the Funds’ shares represents an indirect investment in the securities owned by the Funds, some of which will be traded on a national securities exchange or in the over-the-counter markets.  The value of the securities in which the Funds invest, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of the securities in which the Funds invest may affect the value of the Funds’ shares.  An investment in the Funds’ shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of the Funds’ distributions.

The Trivalent Emerging Markets Small-Cap Fund, Trivalent International Fund-Core Equity and Trivalent International Small-Cap Fund invest in securities of foreign issuers in various countries. Investing on an international basis involves certain risks not involved in domestic investments including the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency, confiscatory taxation, political or financial instability and diplomatic developments, which could affect the value of a Fund’s investments in certain foreign countries. Governments of many countries have exercised and continue to exercise substantial influence over many aspects of the private sector through the ownership or control of many companies, including some of the largest in these countries. As a result, government actions in the future could have a significant effect on economic conditions which may adversely affect prices of certain portfolio securities. There is also generally less government supervision and regulation of stock exchanges, brokers and listed companies than in the U.S. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply. Moreover, foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital re-investment, resource self-sufficiency and balance of payments position. The Schedule of Portfolio Investments includes information on each Fund’s holdings, including industry and/or geographic composition, as relevant.

The Funds will be subject to credit risk with respect to the amount each expects to receive from counterparties to financial instruments entered into by the Funds. The Funds may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Funds may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Funds may obtain only limited recovery or may obtain no recovery in such circumstances. The Funds typically enter into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Funds’ adviser, Victory Capital Management Inc., to be of comparable quality.

Notes to Schedules of Investments - continued
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3. Recent Accounting Pronouncements:

In October 2016, the Securities and Exchange Commission (“SEC”) released its Final Rules on Investment Company Reporting Modernization (the “Rules”). The Rules introduce two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — and also contain amendments to Regulation S-X which require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The amendments to Regulation S-X became effective for filings made with the SEC after August 1, 2017. The Fund’s adoption of these amendments, effective with the Schedules of Portfolio Investments prepared as of March 31, 2018, required additional disclosures reflected herein, but had no effect on the Funds’ net assets or results of operations.

In March 2017, the FASB issued Accounting Standards Update No. 2017-08 “Premium Amortization on Purchased Callable Debt Securities” (“ASU 2017-08”), which shortens the premium amortization period for purchased non-contingently callable debt securities. ASU 2017-08 specifies that the premium amortization period ends at the earliest call date, for purchased non-contingently callable debt securities. ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the implications of ASU 2017-08 and its impact on the Schedules of Portfolio Investments and related disclosures has not yet been determined.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Victory Portfolios

By (Signature and Title)	/s/ Allan Shaer
Allan Shaer, Principal Financial Officer

Date	May 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher K. Dyer
Christopher K. Dyer, Principal Executive Officer

Date	May 29, 2018

By (Signature and Title)	/s/ Allan Shaer
Allan Shaer, Principal Financial Officer

Date	May 29, 2018